UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small Cap Fund

Investor - DHSCX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$63	1.26%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned 3.27% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Investor class, the Russell 3000 Index, and the Russell 2000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	3.27%	12.46%	9.06%	5.58%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%
Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSCX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small Cap Fund

Class I - DHSIX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.97%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned 3.46% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I, the Russell 3000 Index, and the Russell 2000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	3.46%	12.77%	9.37%	5.88%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%
Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small Cap Fund

Class Y - DHSYX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.85%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned 3.45% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small Cap Fund Class Y, the Russell 3000 Index, and the Russell 2000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	3.45%	12.93%	9.51%	6.00%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%
Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small-Mid Cap Fund

Investor - DHMAX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60	1.21%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 0.55% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell 2500 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	0.55%	5.29%	6.60%	6.14%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small-Mid Cap Fund

Class I - DHMIX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.92%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 0.71% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I, the Russell 3000 Index, and the Russell 2500 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	0.71%	5.64%	6.90%	6.44%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Small-Mid Cap Fund

Class Y - DHMYX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.80%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 0.78% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small-Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell 2500 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	0.78%	5.79%	7.04%	6.58%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Mid Cap Fund

Investor - DHPAX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$53	1.06%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.40% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell Midcap Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	4.40%	11.18%	6.08%	6.39%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%
Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Mid Cap Fund

Class I - DHPIX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$38	0.77%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 4.53% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I, the Russell 3000 Index, and the Russell Midcap Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	4.53%	11.50%	6.37%	6.69%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%
Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Mid Cap Fund

Class Y - DHPYX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$32	0.65%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 4.64% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell Midcap Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	4.64%	11.62%	6.51%	6.82%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%
Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Fund

Investor - DHLAX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$48	0.96%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 6.15% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Investor class, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	6.15%	14.45%	9.07%	9.04%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Fund

Class I - DHLRX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.67%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 6.29% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	6.29%	14.80%	9.39%	9.36%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLRX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Fund

Class Y - DHLYX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$27	0.55%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 6.35% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Fund Class Y, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	6.35%	14.92%	9.51%	9.48%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Concentrated Fund

Investor - DHFAX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$48	0.96%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFAX) returned 7.96% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Investor class, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Investor	7.96%	19.54%	8.76%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%
Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Concentrated Fund

Class I - DHFIX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.67%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFIX) returned 8.07% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Class I	8.07%	19.91%	9.07%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%
Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Large Cap Concentrated Fund

Class Y - DHFYX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$27	0.55%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFYX) returned 8.15% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class Y, the Russell 3000 Index, and the Russell 1000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Class Y	8.15%	20.00%	9.19%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%
Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHFYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Select Fund

Investor - DHTAX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$58	1.16%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 6.69% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Investor class and the Russell 3000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	6.69%	18.22%	14.28%	10.38%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Select Fund

Class I - DHLTX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$43	0.87%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 6.86% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I and the Russell 3000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	6.86%	18.59%	14.63%	10.70%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLTX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Select Fund

Class Y - DHTYX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$37	0.75%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 6.92% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Select Fund Class Y and the Russell 3000 Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	6.92%	18.67%	14.77%	10.83%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Long-Short Fund

Investor - DIAMX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$88	1.76%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned 10.04% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
2.0
1.5
1.0
0.5
--
-0.5
-1.0
Meta Platforms Inc.
Alphabet Inc.
Taiwan Semiconductor Manufacturing Co., Ltd.
Citigroup Inc.
Microsoft Corporation
Dick's Sporting Goods, Inc.
GameStop Corp.
WNS (Holdings) Limited
Garmin Ltd.
Humana Inc.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Investor class, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index).

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	10.04%	18.94%	7.07%	5.83%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DIAMX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Long-Short Fund

Class I - DHLSX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$73	1.47%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned 10.21% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index).

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	10.21%	19.29%	7.39%	6.14%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLSX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Long-Short Fund

Class Y - DIAYX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$67	1.35%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned 10.26% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Long-Short Fund Class Y, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index).

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	10.26%	19.39%	7.51%	6.26%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DIAYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill International Fund

Investor - DHIAX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$57	1.14%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 6.12% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
2.0
1.5
1.0
0.5
--
-0.5
-1.0
Spotify Technology SA
Taiwan Semiconductor Manufacturing Co., Ltd.
UCB S.A.
Mitsubishi Corporation
Beazley Plc
Ashmore Group plc
Ambev SA
Evotec SE
Swatch Group Ltd.
Wal-Mart de Mexico SAB de CV

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Investor class and the MSCI ACWI ex USA Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	6.12%	10.26%	6.99%	8.51%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%
Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill International Fund

Class I - DHIIX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$42	0.85%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 6.29% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I and the MSCI ACWI ex USA Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	6.29%	10.54%	7.29%	8.82%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%
Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill International Fund

Class Y - DHIYX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.73%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 6.34% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill International Fund Class Y and the MSCI ACWI ex USA Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	6.34%	10.70%	7.41%	8.95%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%
Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Short Duration Securitized Bond Fund

Investor - DHEAX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$40	0.81%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 4.37% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	4.37%	10.17%	3.10%	3.33%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Short Duration Securitized Bond Fund

Class I - DHEIX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.52%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 4.51% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	4.51%	10.61%	3.43%	3.65%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Short Duration Securitized Bond Fund

Class Y - DHEYX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 4.57% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Government Credit Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	4.57%	10.72%	3.54%	3.76%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Core Bond Fund

Investor - DHRAX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.76%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 0.72% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	0.72%	4.22%	0.34%	1.27%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRAX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Core Bond Fund

Class I - DHRIX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$23	0.47%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 0.77% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I and the Bloomberg US Aggregate Bond Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	0.77%	4.48%	0.62%	1.56%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRIX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2024

Diamond Hill Core Bond Fund

Class Y - DHRYX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Six Months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$17	0.35%
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 0.95% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	0.95%	4.73%	0.76%	1.68%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRYX-063024

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2024 | DIAMOND-HILL.COM

(b) Included with (a)

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Financial Statements

June 30, 2024

Small Cap Fund	Select Fund
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	68
Statements of Operations	70
Statements of Changes in Net Assets	72
Financial Highlights	86
Notes to Financial Statements	106
Other Items	120

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.3%
Consumer Discretionary — 9.3%
Century Communities, Inc. (a)	15,363	$1,254,543
Green Brick Partners, Inc. (b)	14,822	848,411
Johnson Outdoors, Inc., Class A (a)	21,436	749,831
Red Rock Resorts, Inc., Class A	253,288	13,913,110
Rocky Brands, Inc. (a)	93,595	3,459,271
Vail Resorts, Inc. (a)	4,757	856,878
		21,082,044
Consumer Staples — 10.3%
Cal-Maine Foods, Inc.	61,290	3,745,432
Lancaster Colony Corp.	36,283	6,856,399
Mama’s Creations, Inc. (b)	261,234	1,760,717
Oil-Dri Corp. of America (a)	75,079	4,811,813
Post Holdings, Inc. (b)	46,621	4,856,043
Seaboard Corp.	358	1,131,545
		23,161,949
Energy — 5.3%
Centrus Energy Corp., Class A (a)(b)	80,269	3,431,500
Civitas Resources, Inc.	101,628	7,012,332
Magnolia Oil & Gas Corp., Class A (a)	55,414	1,404,191
		11,848,023
Financials — 20.4%
Bank OZK	182,290	7,473,890
BOK Financial Corp.	43,815	4,015,207
Enstar Group Ltd. (b)	20,085	6,139,984
First Western Financial, Inc. (b)	79,658	1,354,186
Live Oak Bancshares, Inc.	230,358	8,076,351
Mr. Cooper Group, Inc. (b)	95,659	7,770,381
Silvercrest Asset Management Group, Inc., Class A	89,967	1,402,586
Triumph Financial, Inc. (b)	103,069	8,425,891
Webster Financial Corp.	29,814	1,299,592
		45,958,068

	Shares	Fair Value
Health Care — 7.4%
Astrana Health, Inc. (a)(b)	93,521	$3,793,212
Enovis Corp. (b)	160,641	7,260,973
UFP Technologies, Inc. (b)	21,455	5,661,331
		16,715,516
Industrials — 28.2%
Allegiant Travel Co. (a)	136,591	6,860,966
Allient, Inc.	125,577	3,173,331
Concrete Pumping Holdings, Inc. (b)	500,000	3,005,000
Douglas Dynamics, Inc.	124,616	2,916,014
Ducommun, Inc. (b)	86,893	5,045,008
Energy Recovery, Inc. (b)	240,345	3,194,185
ESAB Corp.	16,741	1,580,853
First Advantage Corp.	589,123	9,467,207
FTAI Aviation Ltd. (a)	88,063	9,090,743
Gates Industrial Corp. plc (b)	220,179	3,481,030
Graham Corp. (b)	114,765	3,231,782
Miller Industries, Inc.	55,775	3,068,740
Thermon Group Holdings, Inc. (b)	43,496	1,337,937
WESCO International, Inc.	12,071	1,913,495
WNS Holdings Ltd. (b)	118,952	6,244,980
		63,611,271
Information Technology — 2.2%
Progress Software Corp.	21,800	1,182,868
Rimini Street, Inc. (a)(b)	1,023,187	3,141,184
Sanmina Corp. (b)	11,342	751,408
		5,075,460
Materials — 10.4%
Ashland, Inc.	95,343	9,008,960
Core Molding Technologies, Inc. (b)	80,774	1,287,538
Haynes International, Inc.	28,332	1,663,088
Orion SA (a)	78,499	1,722,268
Taseko Mines Ltd. (a)(b)	1,479,263	3,624,194
United States Lime & Minerals, Inc.	16,979	6,183,412
		23,489,460

2 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.3% continued
Real Estate — 3.8%
CubeSmart	17,671	$798,199
Douglas Emmett, Inc. (a)	159,874	2,127,923
Jones Lang LaSalle, Inc. (b)	4,850	995,608
Ryman Hospitality Properties, Inc.	47,691	4,762,423
		8,684,153
Utilities — 1.0%
UGI Corp.	99,223	2,272,207

Total Common Stocks
(Cost $142,275,011)		$221,898,151

Registered Investment Companies — 6.9%
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (c)	4,259,562	$4,259,562
State Street Navigator Securities Lending Portfolio I, 5.22% (c)(d)	11,377,374	11,377,374
Total Registered Investment Companies
(Cost $15,636,936)		$15,636,936

Total Investment Securities — 105.2%
(Cost $157,911,947)		$237,535,087

Liabilities in Excess of Other Assets — (5.2)%		(11,822,725)

Net Assets — 100.0%		$225,712,362

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $23,623,934.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

SA — Societe Anonyme

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9%
Communication Services — 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	237,842	$17,086,569

Consumer Discretionary — 10.5%
CarMax, Inc. (a)	183,376	13,448,796
Lear Corp.	110,763	12,650,242
NVR, Inc. (a)	3,492	26,499,252
Red Rock Resorts, Inc., Class A (b)	1,316,522	72,316,553
Vail Resorts, Inc. (b)	39,719	7,154,583
Wolverine World Wide, Inc. (b)	620,977	8,395,609
		140,465,035
Consumer Staples — 7.7%
Cal-Maine Foods, Inc. (b)	197,146	12,047,592
Lancaster Colony Corp.	178,109	33,657,258
Post Holdings, Inc. (a)	558,813	58,205,962
		103,910,812
Energy — 4.4%
Civitas Resources, Inc.	429,032	29,603,208
Coterra Energy, Inc.	865,283	23,077,098
Magnolia Oil & Gas Corp., Class A (b)	279,675	7,086,965
		59,767,271
Financials — 17.6%
Bank OZK	346,913	14,223,433
BOK Financial Corp. (b)	247,634	22,693,180
Brown & Brown, Inc.	81,240	7,263,668
Enstar Group Ltd. (a)	49,501	15,132,456
First Horizon Corp.	594,430	9,374,161
Live Oak Bancshares, Inc. (b)	862,804	30,249,908
Loews Corp.	128,702	9,619,187
Mr. Cooper Group, Inc. (a)	580,499	47,153,934
RenaissanceRe Holdings Ltd.	104,724	23,406,861
Stifel Financial Corp.	157,740	13,273,821
Synovus Financial Corp.	270,823	10,884,376
Webster Financial Corp.	778,179	33,920,823
		237,195,808

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9% continued
Health Care — 7.2%
Boston Scientific Corp. (a)	95,944	$7,388,647
Enovis Corp. (a)	610,575	27,597,990
Envista Holdings Corp. (a)	520,147	8,650,045
Fortrea Holdings, Inc. (a)(b)	556,809	12,995,922
Labcorp Holdings, Inc.	102,931	20,947,488
Perrigo Co. plc	733,672	18,840,697
		96,420,789
Industrials — 24.0%
Alaska Air Group, Inc. (a)(b)	293,740	11,867,096
Allegiant Travel Co. (b)	373,706	18,771,252
Broadridge Financial Solutions, Inc.	28,087	5,533,139
Energy Recovery, Inc. (a)	1,032,155	13,717,340
ESAB Corp.	135,433	12,788,938
First Advantage Corp.	1,336,137	21,471,722
Fortune Brands Innovations, Inc.	152,494	9,902,960
Gates Industrial Corp. plc (a)	2,290,997	36,220,663
Insperity, Inc.	177,811	16,218,141
Regal Rexnord Corp.	318,371	43,050,127
Sensata Technologies Holding plc	325,973	12,188,130
SS&C Technologies Holdings, Inc.	470,494	29,485,859
WESCO International, Inc.	424,988	67,369,098
WNS Holdings Ltd. (a)	447,121	23,473,853
		322,058,318
Information Technology — 6.0%
Arrow Electronics, Inc. (a)	133,523	16,124,237
Ciena Corp. (a)	502,816	24,225,675
GoDaddy, Inc., Class A (a)	90,348	12,622,519
Progress Software Corp. (b)	174,161	9,449,976
VeriSign, Inc. (a)	99,459	17,683,810
		80,106,217
Materials — 3.6%
Ashland, Inc.	516,643	48,817,597

	Shares	Fair Value
Real Estate — 12.6%
CubeSmart	1,003,197	$45,314,408
Douglas Emmett, Inc. (b)	764,429	10,174,550
Jones Lang LaSalle, Inc. (a)	58,777	12,065,743
Mid-America Apartment Communities, Inc.	220,481	31,442,795
Rayonier, Inc.	805,055	23,419,050
Ryman Hospitality Properties, Inc.	231,425	23,110,101
UDR, Inc.	590,261	24,289,240
		169,815,887
Utilities — 1.0%
UGI Corp.	561,405	12,856,175

Total Common Stocks
(Cost $1,009,332,691)		$1,288,500,478

Registered Investment Companies — 5.8%
Diamond Hill Short Duration Securitized Bond Fund — Class Y (c)	1,020,982	10,026,042
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (d)	46,234,534	46,234,534
State Street Navigator Securities Lending Portfolio I, 5.22% (d)(e)	21,210,433	21,210,433
Total Registered Investment Companies
(Cost $77,625,561)		$77,471,009

Total Investment Securities — 101.7%
(Cost $1,086,958,252)		$1,365,971,487

Liabilities in Excess of Other Assets — (1.7)%		(22,055,900)

Net Assets — 100.0%		$1,343,915,587

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $54,627,883.
(c)	Affiliated fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

4 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.7%
Communication Services — 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	29,207	$2,098,231

Consumer Discretionary — 9.6%
CarMax, Inc. (a)	22,160	1,625,214
Lear Corp.	13,117	1,498,093
NVR, Inc. (a)	410	3,111,310
Red Rock Resorts, Inc., Class A	146,449	8,044,444
Vail Resorts, Inc. (b)	4,579	824,815
		15,103,876
Consumer Staples — 7.7%
Lancaster Colony Corp.	19,238	3,635,405
Post Holdings, Inc. (a)	64,469	6,715,091
Sysco Corp.	23,542	1,680,663
		12,031,159
Energy — 3.0%
Civitas Resources, Inc.	17,951	1,238,619
Coterra Energy, Inc.	87,147	2,324,210
Diamondback Energy, Inc.	5,269	1,054,801
		4,617,630
Financials — 17.9%
Allstate Corp. (The)	21,218	3,387,666
American International Group, Inc.	82,360	6,114,406
Bank OZK	35,244	1,445,004
BOK Financial Corp.	15,191	1,392,103
Fidelity National Information Services, Inc.	30,400	2,290,944
Hartford Financial Services Group, Inc. (The)	24,496	2,462,828
Loews Corp.	10,953	818,627
Mr. Cooper Group, Inc. (a)	46,057	3,741,210
Stifel Financial Corp.	11,767	990,193
Webster Financial Corp.	63,527	2,769,142
Willis Towers Watson plc	9,893	2,593,351
		28,005,474

	Shares	Fair Value
Health Care — 8.0%
Boston Scientific Corp. (a)	48,032	$3,698,944
Enovis Corp. (a)	57,223	2,586,480
Envista Holdings Corp. (a)	48,822	811,910
Humana, Inc.	7,853	2,934,273
Labcorp Holdings, Inc.	12,090	2,460,436
		12,492,043
Industrials — 22.9%
Alaska Air Group, Inc. (a)	41,078	1,659,551
Allegiant Travel Co.	19,361	972,503
ESAB Corp.	11,712	1,105,964
Ferguson plc	9,718	1,881,891
Fortune Brands Innovations, Inc.	18,374	1,193,208
Insperity, Inc.	15,407	1,405,272
Johnson Controls International plc	29,783	1,979,676
L3Harris Technologies, Inc.	13,166	2,956,820
Parker-Hannifin Corp.	9,587	4,849,200
Regal Rexnord Corp.	37,207	5,031,131
Sensata Technologies Holding plc	37,622	1,406,687
SS&C Technologies Holdings, Inc.	60,786	3,809,459
WESCO International, Inc.	47,515	7,532,078
		35,783,440
Information Technology — 5.5%
Arrow Electronics, Inc. (a)	9,449	1,141,061
Check Point Software Technologies Ltd. (a)	7,293	1,203,345
Ciena Corp. (a)	58,170	2,802,631
GoDaddy, Inc., Class A (a)	10,555	1,474,639
VeriSign, Inc. (a)	11,510	2,046,478
		8,668,154
Materials — 6.2%
Ashland, Inc.	52,471	4,957,985
Freeport-McMoRan, Inc.	98,673	4,795,508
		9,753,493
Real Estate — 13.6%
CubeSmart	105,187	4,751,297

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.7% continued
Real Estate — 13.6% continued
Douglas Emmett, Inc. (b)	56,493	$751,922
Extra Space Storage, Inc.	10,995	1,708,733
Jones Lang LaSalle, Inc. (a)	6,897	1,415,816
Mid-America Apartment Communities, Inc.	23,649	3,372,584
Rayonier, Inc.	59,460	1,729,691
Ryman Hospitality Properties, Inc.	26,829	2,679,144
SBA Communications Corp., Class A	10,764	2,112,973
UDR, Inc.	68,393	2,814,372
		21,336,532
Utilities — 1.0%
UGI Corp.	67,970	1,556,513

Total Common Stocks
(Cost $98,757,729)		$151,446,545

Registered Investment Companies — 3.8%
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (c)	5,130,800	5,130,800
State Street Navigator Securities Lending Portfolio I, 5.22% (c)(d)	776,779	776,779
Total Registered Investment Companies
(Cost $5,907,579)		$5,907,579

Total Investment Securities — 100.5%
(Cost $104,665,308)		$157,354,124

Liabilities in Excess of Other Assets — (0.5)%		(722,891)

Net Assets — 100.0%		$156,631,233

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $1,576,737.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3%
Communication Services — 1.4%
Alphabet, Inc., Class A	635,459	$115,748,857

Consumer Discretionary — 14.1%
Amazon.com, Inc. (a)	1,065,731	205,952,516
CarMax, Inc. (a)(b)	2,822,524	207,003,910
General Motors Co.	4,821,704	224,016,368
Home Depot, Inc. (The)	482,921	166,240,725
Lear Corp.	986,965	112,721,273
NVR, Inc. (a)	22,618	171,638,050
Starbucks Corp.	1,406,661	109,508,559
		1,197,081,401
Consumer Staples — 7.4%
PepsiCo, Inc.	1,575,632	259,868,986
Sysco Corp.	2,520,972	179,972,191
Target Corp.	1,283,022	189,938,577
		629,779,754
Energy — 7.2%
Chevron Corp.	918,625	143,691,322
ConocoPhillips	2,769,163	316,736,864
Diamondback Energy, Inc.	775,386	155,224,523
		615,652,709
Financials — 20.0%
Allstate Corp. (The)	1,499,268	239,373,129
American International Group, Inc.	4,950,484	367,523,932
Bank of America Corp.	7,355,118	292,513,043
Berkshire Hathaway, Inc., Class B (a)	266,877	108,565,564
Hartford Financial Services Group, Inc. (The)	1,312,809	131,989,817
KeyCorp	8,986,295	127,695,252
Nasdaq, Inc.	2,322,396	139,947,583
Visa, Inc., Class A	450,768	118,313,077
Wells Fargo & Co.	2,879,709	171,025,917
		1,696,947,314
Health Care — 17.3%
Abbott Laboratories	2,759,549	286,744,737
AbbVie, Inc.	675,554	115,871,022
Becton, Dickinson and Co.	653,983	152,842,367
HCA Healthcare, Inc.	662,792	212,941,814
Humana, Inc.	308,517	115,277,377

6 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3% continued
Health Care — 17.3% continued
Labcorp Holdings, Inc.	761,605	$154,994,233
Medtronic plc	1,645,707	129,533,598
Pfizer, Inc.	6,979,989	195,300,092
Stryker Corp.	316,634	107,734,718
		1,471,239,958
Industrials — 18.1%
Caterpillar, Inc.	616,878	205,482,062
Deere & Co.	385,840	144,161,399
Ferguson plc	598,645	115,927,604
Honeywell International, Inc.	594,902	127,035,373
L3Harris Technologies, Inc.	654,353	146,954,597
Parker-Hannifin Corp.	319,864	161,790,410
Regal Rexnord Corp.	1,018,612	137,736,715
SS&C Technologies Holdings, Inc.	2,798,423	175,377,169
Union Pacific Corp.	829,592	187,703,486
Waste Management, Inc.	628,852	134,159,286
		1,536,328,101
Information Technology — 3.0%
Texas Instruments, Inc.	1,311,135	255,055,091

Materials — 3.0%
Freeport-McMoRan, Inc.	2,941,710	142,967,106
International Paper Co. (b)	838,049	36,161,814
Martin Marietta Materials, Inc.	143,217	77,594,971
		256,723,891
Real Estate — 4.3%
Extra Space Storage, Inc.	1,256,567	195,283,077
SBA Communications Corp., Class A	872,557	171,282,939
		366,566,016

	Shares	Fair Value
Utilities — 1.5%
Dominion Energy, Inc.	2,598,113	$127,307,537

Total Common Stocks
(Cost $6,234,201,005)		$8,268,430,629

Registered Investment Companies — 2.9%
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (c)	225,718,138	225,718,138
State Street Navigator Securities Lending Portfolio I, 5.22% (c)(d)	19,138,525	19,138,525
Total Registered Investment Companies
(Cost $244,856,663)		$244,856,663

Total Investment Securities — 100.2%
(Cost $6,479,057,668)		$8,513,287,292

Liabilities in Excess of Other Assets — (0.2)%		(16,840,164)

Net Assets — 100.0%		$8,496,447,128

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $129,765,876.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.1%
Consumer Discretionary — 13.3%
Amazon.com, Inc. (a)	7,315	$1,413,624
General Motors Co.	32,163	1,494,293
Home Depot, Inc. (The)	3,577	1,231,347
		4,139,264
Consumer Staples — 9.7%
PepsiCo, Inc.	10,799	1,781,079
Sysco Corp.	17,417	1,243,400
		3,024,479
Energy — 7.0%
ConocoPhillips	19,017	2,175,164

Financials — 18.8%
Allstate Corp. (The)	10,631	1,697,345
American International Group, Inc.	35,334	2,623,196
Bank of America Corp.	38,857	1,545,343
		5,865,884
Health Care — 18.6%
Abbott Laboratories	17,938	1,863,938
HCA Healthcare, Inc.	4,605	1,479,494
Labcorp Holdings, Inc.	5,559	1,131,312
Pfizer, Inc.	47,022	1,315,676
		5,790,420
Industrials — 16.8%
Caterpillar, Inc.	4,258	1,418,340
Parker-Hannifin Corp.	2,298	1,162,351
SS&C Technologies Holdings, Inc.	19,729	1,236,416
Union Pacific Corp.	6,289	1,422,949
		5,240,056
Information Technology — 5.6%
Texas Instruments, Inc.	8,905	1,732,290

Materials — 3.4%
Freeport-McMoRan, Inc.	21,790	1,058,994

Real Estate — 3.9%
Extra Space Storage, Inc.	7,769	1,207,380

Total Common Stocks
(Cost $25,389,474)		$30,233,931

	Shares	Fair Value
Registered Investment Companies — 2.8%
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (b) (Cost $863,669)	863,669	$863,669

Total Investment Securities — 99.9%
(Cost $26,253,143)		$31,097,600

Other Assets in Excess of Liabilities — 0.1%		26,772

Net Assets — 100.0%		$31,124,372

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3%
Consumer Discretionary — 21.7%
Amazon.com, Inc. (a)	71,636	$13,843,657
CarMax, Inc. (a)	291,685	21,392,178
General Motors Co.	448,014	20,814,730
Lear Corp.	135,847	15,515,086
Red Rock Resorts, Inc., Class A	602,962	33,120,703
Starbucks Corp.	141,081	10,983,156
		115,669,510
Consumer Staples — 3.7%
Target Corp.	131,969	19,536,691

Energy — 1.7%
Diamondback Energy, Inc.	46,017	9,212,143

Financials — 23.6%
Allstate Corp. (The)	143,935	22,980,662
American International Group, Inc.	445,698	33,088,620
Bank of America Corp.	301,577	11,993,717
KeyCorp	1,072,088	15,234,370
Mr. Cooper Group, Inc. (a)	527,493	42,848,256
		126,145,625
Health Care — 10.2%
Abbott Laboratories	102,817	10,683,714
Enovis Corp. (a)	486,477	21,988,760
HCA Healthcare, Inc.	33,832	10,869,545
Pfizer, Inc.	395,432	11,064,187
		54,606,206
Industrials — 21.1%
Cimpress plc (a)(b)	328,109	28,745,630
Regal Rexnord Corp.	189,298	25,596,876
SS&C Technologies Holdings, Inc.	273,082	17,114,049
Union Pacific Corp.	73,902	16,721,067
WESCO International, Inc.	155,870	24,708,512
		112,886,134
Information Technology — 4.9%
Coherent Corp. (a)(b)	156,734	11,356,946
Texas Instruments, Inc.	74,804	14,551,622
		25,908,568

	Shares	Fair Value
Materials — 6.1%
Ashland, Inc.	275,523	$26,034,168
International Paper Co.	146,386	6,316,556
		32,350,724
Real Estate — 4.3%
Extra Space Storage, Inc.	75,676	11,760,807
SBA Communications Corp., Class A	55,729	10,939,603
		22,700,410

Total Common Stocks
(Cost $367,848,614)		$519,016,011

Registered Investment Companies — 2.9%
State Street Institutional US Government Money Market Fund - Premier Class, 5.25% (c)	14,746,053	14,746,053
State Street Navigator Securities Lending Portfolio I, 5.22% (c)(d)	926,625	926,625
Total Registered Investment Companies
(Cost $15,672,678)		$15,672,678

Total Investment Securities — 100.2%
(Cost $383,521,292)		$534,688,689

Liabilities in Excess of Other Assets — (0.2)%		(957,092)

Net Assets — 100.0%		$533,731,597

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $12,276,851.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 9

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.3%
Communication Services — 11.8%
Alphabet, Inc., Class A (a)	446,060	$81,249,829
Comcast Corp., Class A (a)	363,204	14,223,069
Meta Platforms, Inc., Class A (a)	141,369	71,281,077
Verizon Communications, Inc. (a)	585,435	24,143,339
Walt Disney Co. (The)	250,874	24,909,279
		215,806,593
Consumer Discretionary — 3.7%
Lear Corp.	224,060	25,589,893
TJX Cos., Inc. (The) (a)	134,416	14,799,202
Ulta Beauty, Inc. (a)(b)	71,490	27,585,846
		67,974,941
Consumer Staples — 6.4%
Archer-Daniels-Midland Co. (a)	137,076	8,286,244
Constellation Brands, Inc., Class A (a)	98,429	25,323,813
Lamb Weston Holdings, Inc. (a)	211,038	17,744,075
Sysco Corp. (a)	465,535	33,234,544
Target Corp.	223,455	33,080,278
		117,668,954
Energy — 4.3%
Chevron Corp. (a)	306,639	47,964,472
Coterra Energy, Inc.	1,151,653	30,714,586
		78,679,058
Financials — 21.7%
Allstate Corp. (The) (a)	130,798	20,883,209
American International Group, Inc. (a)	1,010,130	74,992,051
Bank of America Corp. (a)	734,130	29,196,350
Berkshire Hathaway, Inc., Class B (a)(b)	60,884	24,767,611
Citigroup, Inc. (a)	1,201,291	76,233,927
Fidelity National Information Services, Inc. (a)	474,706	35,773,844
Hartford Financial Services Group, Inc. (The) (a)	230,691	23,193,673

	Shares	Fair Value
Financials — 21.7% continued
KKR & Co., Inc. (a)	163,198	$17,174,958
Morgan Stanley (a)	202,252	19,656,872
Truist Financial Corp. (a)	785,474	30,515,665
Visa, Inc., Class A (a)	105,637	27,726,543
Wells Fargo & Co. (a)	292,032	17,343,780
		397,458,483
Health Care — 14.0%
Abbott Laboratories (a)	269,012	27,953,037
Becton, Dickinson and Co. (a)	99,456	23,243,862
CVS Health Corp. (a)	185,449	10,952,618
Enovis Corp. (b)	508,362	22,977,962
HCA Healthcare, Inc. (a)	123,461	39,665,550
Humana, Inc. (a)	83,029	31,023,786
Labcorp Holdings, Inc. (a)	162,799	33,131,225
Medtronic plc	266,771	20,997,545
Perrigo Co. plc (a)	627,730	16,120,106
Pfizer, Inc.	1,075,085	30,080,878
		256,146,569
Industrials — 11.3%
ESAB Corp. (a)(c)	116,455	10,996,846
Johnson Controls International plc (a)(c)	235,920	15,681,602
Kirby Corp. (b)	69,593	8,332,370
L3Harris Technologies, Inc. (c)	121,935	27,384,162
Parker-Hannifin Corp. (a)(c)	84,596	42,789,503
Sensata Technologies Holding plc (c)	499,568	18,678,848
SS&C Technologies Holdings, Inc.	611,189	38,303,215
WNS Holdings Ltd. (b)	850,080	44,629,200
		206,795,746
Information Technology — 10.5%
Ciena Corp. (a)(b)	682,863	32,900,339
Microsoft Corp. (a)(c)	172,477	77,088,595
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (a)	213,390	37,089,316
Texas Instruments, Inc. (a)	123,441	24,012,978
VeriSign, Inc. (a)(b)(c)	124,550	22,144,990
		193,236,218

10 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.3% continued
Materials — 2.3%
Ashland, Inc. (a)	185,274	$17,506,540
Freeport-McMoRan, Inc. (a)	500,224	24,310,886
		41,817,426
Real Estate — 1.1%
Extra Space Storage, Inc. (a)	135,510	21,059,609

Utilities — 1.2%
Dominion Energy, Inc. (a)	453,350	22,214,150

Total Common Stocks
(Cost $979,557,106)		$1,618,857,747

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 2.2%
U.S. Treasury Notes (c) (Cost $39,964,602)	3.000%	07/31/24	$40,000,000	$39,921,104

	Shares	Fair Value
Registered Investment Companies — 29.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.36% (d)	80,177,136	$80,201,190
State Street Navigator Securities Lending Portfolio I, 5.22% (d)(e)	467,138,692	467,138,692
Total Registered Investment Companies
(Cost $547,331,836)		$547,339,882

Total Investment Securities — 120.3%
(Cost $1,566,853,544)		$2,206,118,733

Segregated Cash With Custodian — 32.1%		588,928,307

Investments Sold Short — (31.4)%
(Proceeds $573,400,185)		(575,630,145)

Liabilities in Excess of Other Assets — (21.0)%		(385,141,757)

Net Assets — 100.0%		$1,834,275,138

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $455,276,360.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of June 30, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 31.4%
Consumer Discretionary — 9.9%
Acushnet Holdings Corp.	357,960	$22,723,301
Canada Goose Holdings, Inc.	1,074,770	13,896,776
Choice Hotels International, Inc.	155,420	18,494,980
Deckers Outdoor Corp.	13,015	12,597,869
Dick’s Sporting Goods, Inc.	13,236	2,843,755
Etsy, Inc.	77,075	4,545,883
GameStop Corp., Class A	819,475	20,232,838
Garmin Ltd.	183,100	29,830,652
Royal Caribbean Cruises Ltd.	90,575	14,440,372
Shake Shack, Inc., Class A	158,452	14,260,680
Tesla, Inc.	39,657	7,847,327
United Parks and Resorts, Inc.	196,184	10,654,753
YETI Holdings, Inc.	251,105	9,579,656
		181,948,842
Consumer Staples — 3.2%
Clorox Co. (The)	68,255	9,314,760
e.l.f. Beauty, Inc.	62,125	13,090,980
J.M. Smucker Co. (The)	42,315	4,614,028
WD-40 Co.	146,028	32,073,590
		59,093,358
Financials — 2.9%
Bank of Hawaii Corp.	273,960	15,673,252
Blackstone Mortgage Trust, Inc., Class A	172,600	3,006,692
Commerce Bancshares, Inc.	288,500	16,092,530
First Financial Bankshares, Inc.	159,581	4,712,427
Palomar Holdings, Inc.	176,935	14,358,275
		53,843,176
Health Care — 1.6%
Doximity, Inc., Class A	766,940	21,451,312
Penumbra, Inc.	45,935	8,266,922
		29,718,234

	Shares	Fair Value
Industrials — 4.2%
CBIZ, Inc.	136,385	$10,106,128
Cintas Corp.	9,384	6,571,240
Mueller Industries, Inc.	522,495	29,750,865
Powell Industries, Inc.	58,495	8,388,183
Robert Half, Inc.	96,675	6,185,266
United Parcel Service, Inc., Class B	47,445	6,492,848
W.W. Grainger, Inc.	9,925	8,954,732
		76,449,262
Information Technology — 7.3%
Akamai Technologies, Inc.	109,535	9,866,913
Alarm.com Holdings, Inc.	409,050	25,991,037
Asana, Inc., Class A	753,825	10,546,012
Badger Meter, Inc.	91,359	17,024,750
F5, Inc.	34,682	5,973,281
International Business Machines Corp.	223,080	38,581,686
Oracle Corp.	43,155	6,093,486
Teradata Corp.	544,085	18,803,578
		132,880,743
Materials — 0.3%
Silgan Holdings, Inc.	127,370	5,391,572

Real Estate — 0.7%
eXp World Holdings, Inc.	1,082,205	12,212,683

Utilities — 1.3%
Ormat Technologies, Inc.	336,015	24,092,275

Total Investments Sold Short — 31.4%
(Proceeds $573,400,185)		$575,630,145

Percentages disclosed are based on total net assets of the Fund as of June 30, 2024

See accompanying Notes to Financial Statements.

12 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.4%
Australia — 1.6%
Whitehaven Coal Ltd.	420,614	$2,140,013

Belgium — 2.1%
UCB SA	19,106	2,837,751

Brazil — 0.8%
Ambev SA	507,147	1,035,994

Canada — 6.9%
Canadian Natural Resources Ltd. (a)	100,252	3,570,563
Capstone Copper Corp. (a)(b)	278,041	1,971,187
Fairfax Financial Holdings Ltd.	1,197	1,361,580
Imperial Oil Ltd. (a)	33,052	2,253,375
		9,156,705
China — 3.6%
Alibaba Group Holding Ltd.	206,900	1,864,764
Tencent Holdings Ltd.	61,500	2,917,591
		4,782,355
Finland — 1.9%
Konecranes OYJ	44,767	2,537,230

France — 2.8%
Safran SA	14,998	3,161,803
Ubisoft Entertainment SA (b)	27,174	594,814
		3,756,617
Germany — 1.6%
Evotec SE (b)	116,206	1,114,253
Gerresheimer AG	8,895	956,142
		2,070,395
India — 4.7%
Arvind Ltd.	218,346	965,771
Fusion Micro Finance Ltd. (b)	186,205	999,315
HDFC Bank Ltd. — ADR	67,301	4,329,473
		6,294,559
Ireland — 1.8%
ICON plc (b)	7,803	2,446,006

	Shares	Fair Value
Japan — 5.6%
Japan Petroleum Exploration Co. Ltd.	69,500	$2,815,935
Mitsubishi Corp.	145,600	2,862,616
Mitsubishi Shokuhin Co. Ltd.	54,200	1,845,105
		7,523,656
Korea (Republic of) — 3.8%
Samsung Electronics Co. Ltd.	85,585	5,026,487

Mexico — 2.5%
Wal-Mart de Mexico SAB de CV (b)	976,369	3,334,880

Netherlands — 4.5%
EXOR NV	43,017	4,494,631
uniQure NV (a)(b)	76,630	343,302
Universal Music Group NV (a)	40,963	1,218,905
		6,056,838
Peru — 0.9%
Credicorp Ltd.	7,353	1,186,259

Sweden — 2.8%
Assa Abloy AB, Class B	36,443	1,032,290
Epiroc AB, Class B	150,568	2,764,347
		3,796,637
Switzerland — 12.9%
Compagnie Financiere Richemont SA, Class A	22,666	3,542,783
Julius Baer Group Ltd.	16,721	935,367
Nestlé SA	23,094	2,357,619
Novartis AG — ADR (a)	27,000	2,874,420
Roche Holdings AG	8,197	2,271,355
Sandoz Group AG	88,304	3,201,274
Swatch Group AG (The)	10,137	2,077,120
		17,259,938
Taiwan Province of China — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	25,190	4,378,274

United Kingdom — 23.3%
Ashmore Group plc	635,122	1,361,585
Beazley plc	267,229	2,386,788
Bunzl plc	79,497	3,020,443

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.4% continued
United Kingdom — 23.3% continued
Compass Group plc	115,313	$3,141,537
Glencore plc	603,896	3,436,363
GSK plc	112,840	2,170,407
Howden Joinery Group plc	317,238	3,508,664
Smith & Nephew plc	216,194	2,679,167
Tesco plc	1,110,465	4,289,510
Unilever plc	92,221	5,060,255
		31,054,719
United States — 5.0%
Aurinia Pharmaceuticals, Inc. (a)(b)	70,099	400,265
CNH Industrial NV	104,750	1,061,118
Ferguson plc	9,052	1,736,070
Spotify Technology SA (b)	11,269	3,536,100
		6,733,553

Total Common Stocks
(Cost $110,726,099)		$123,408,866

	Shares	Fair Value
Registered Investment Companies — 13.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.36% (c)	9,652,293	$9,655,189
State Street Navigator Securities Lending Portfolio I, 5.22% (c)(d)	8,104,734	8,104,734
Total Registered Investment Companies
(Cost $17,759,163)		$17,759,923

Total Investment Securities — 105.7%
(Cost $128,485,262)		$141,168,789

Liabilities in Excess of Other Assets — (5.7)%		(7,623,112)

Net Assets — 100.0%		$133,545,677

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $8,078,968.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

OYJ — Julkinen Osakeyhito

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

14 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 3.2%
Banking — 1.7%
American Express Co.	6.338%	10/30/26	$1,000,000	$1,009,820
American Express Co.	2.550%	03/04/27	500,000	467,320
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,448,944
Bank of America Corp. (1* SOFR + 115) (a)(b)	1.319%	06/19/26	776,000	743,570
Capital One Financial Corp. (a)	2.636%	03/03/26	1,000,000	978,588
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,707,052
Discover Bank	3.450%	07/27/26	801,000	764,998
Discover Financial Services	3.750%	03/04/25	1,949,000	1,923,241
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,100,343
Goldman Sachs Group, Inc. (1* SOFR + 49) (a)	5.831%	10/21/24	5,000,000	5,000,550
Huntington National Bank (b)	5.699%	11/18/25	1,300,000	1,298,017
JPMorgan Chase & Co. (a)	1.561%	12/10/25	3,700,000	3,631,230
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,600,000	1,469,586
JPMorgan Chase Bank NA	5.110%	12/08/26	500,000	499,920
Key Bank NA	4.390%	12/14/27	1,600,000	1,515,504
Morgan Stanley (1* SOFR + 51) (a)	5.857%	01/22/25	3,800,000	3,801,866
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,973,763
Royal Bank of Canada	4.950%	04/25/25	900,000	895,696
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	891,323
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	490,031
US Bancorp	6.787%	10/26/27	900,000	926,649
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,626,498
Wells Fargo Bank NA	5.254%	12/11/26	1,500,000	1,501,552
				41,666,061
Communications — 0.2%
Netflix, Inc. (c)	3.625%	06/15/25	3,750,000	3,682,108

	Coupon	Maturity	Shares/ Par Value	Fair Value
Consumer Cyclical — 0.5%
Dollar Tree, Inc.	4.000%	05/15/25	$1,600,000	$1,576,669
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	4,999,390
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,463,642
Honda Motor Co.	2.271%	03/10/25	900,000	880,166
Hyundai Capital America (c)	6.250%	11/03/25	900,000	906,756
Hyundai Capital America (c)	5.650%	06/26/26	900,000	902,002
				12,728,625
Consumer Non-Cyclical — 0.1%
Mondelez International, Inc. (c)	0.750%	09/24/24	300,000	296,497
Pfizer, Inc.	4.450%	05/19/26	900,000	888,503
				1,185,000
Electric — 0.0% (d)
DTE Energy Co. (b)	1.050%	06/01/25	500,000	479,411

Energy — 0.1%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	999,360
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	1,002,841
Energy Transfer, LP	6.050%	12/01/26	500,000	506,381
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	739,756
				3,248,338
Insurance — 0.5%
Athene Global Funding (c)	2.500%	01/14/25	1,450,000	1,423,998
Equitable Financial Life (c)	1.100%	11/12/24	3,050,000	2,999,123
Jackson National Life Global Funding (c)	5.550%	07/02/27	3,150,000	3,141,009
Met Life Global Funding I (c)	0.700%	09/27/24	1,200,000	1,185,875
New York Life Global Funding (c)	0.900%	10/29/24	800,000	787,570
Principal Life Global Funding II (c)	0.750%	08/23/24	1,265,000	1,255,687
Protective Life Global Funding (c)	0.781%	07/05/24	1,700,000	1,699,058
RGA Global Funding (c)	2.000%	11/30/26	800,000	737,373
				13,229,693

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 3.2% continued
Technology — 0.0% (d)
Dell International, LLC / EMC Corp.	4.900%	10/01/26	$300,000	$297,064

Transportation — 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	362,813	355,769
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,304,000	1,209,175
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	661,150	663,025
				2,227,969

Total Corporate Credit
(Cost $79,194,790)				78,744,269

Securitized — 82.1%
ABS-Other — 4.1%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	3,588,000	3,226,718
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	808,430	761,801
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	230,980	213,005
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,228,380
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	8,860,934
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	12,793,035
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,902,153

	Coupon	Maturity	Shares/ Par Value	Fair Value
ABS-Other — 4.1% continued
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	$1,421,170	$1,252,873
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	1,005,017	801,689
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	4,229,272	3,338,416
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	97,722	96,849
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	642,865	601,573
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	299,007	281,150
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,704,339	1,589,900
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,262,173	1,816,045
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,745,849	1,368,688
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	329,454	288,253
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	979,209	835,514
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)	3.710%	12/20/46	529,182	451,669
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	11,000,000	9,842,370
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	1,429,754	1,315,740

16 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
ABS-Other — 4.1% continued
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.585%	05/25/27	$3,625,000	$3,673,286
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	5,044,699	5,050,816
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	909,422	831,049
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	214,217	206,777
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	10,672,874
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	2,213,000	2,086,071
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	939,512
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	3,878,222
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	8,500,000	8,498,501
Stream Innovations Issuer Trust, Series 2024-1A, Class C (c)	11.400%	07/15/44	2,500,000	2,499,915
				101,203,778

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 2.7%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.898%	05/15/35	$234,640	$232,111
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.848%	03/15/36	202,408	200,126
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.538%	11/15/37	381,283	373,987
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.898%	01/15/41	32,324	32,241
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.948%	07/15/41	160,458	159,079
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.848%	07/15/43	62,352	61,999
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	589,407
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,306,150	9,803,222
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.100%	07/25/36	387,242	384,506
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.830%	11/25/36	182,631	180,533
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.950%	12/25/40	176,853	174,268
FNMA, Series 2011-86, Class KF (1* SOFR + 55) (a)	6.000%	09/25/41	287,115	283,981
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,101,339	3,748,332
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.970%	04/25/42	86,588	85,914
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,985,268	1,840,053

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Agency MBS CMO — 2.7% continued
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	$828,520	$812,948
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	9,367,603	9,270,120
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,408,302	6,360,903
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,795,732	3,864,228
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,654,395	8,814,400
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	9,342,039	9,391,448
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	8,349,928	8,387,058
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.952%	10/20/62	271,858	271,499
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.967%	10/20/62	1,757,141	1,755,984
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	6.142%	05/20/66	61,238	61,244
				67,139,591
Agency MBS CMO Derivatives — 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.162%	05/15/36	385,473	38,120
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	768,235	24,678
FNMA, Series 301, Class (PO)	0.000%	04/25/29	113,600	101,758
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.100%	05/25/40	254,266	20,988
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	369,791	40,153

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO Derivatives — 0.0% (d) continued
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	$469,351	$7,661
				233,358
Agency MBS Passthrough — 3.4%
FHLMC, Pool #SC-0118	2.500%	01/01/41	2,026,289	1,761,110
FHLMC, Pool #G6-0257	5.500%	06/01/41	322,625	324,219
FHLMC, Pool #84-1354	3.480%	11/01/48	3,865,678	3,877,314
FHLMC, Pool #QG-9457	6.500%	08/01/53	12,837,182	13,248,301
FNMA, Pool #CA8542	2.500%	01/01/41	2,228,286	1,942,193
FNMA, Pool #BP6608	2.205%	08/01/50	2,041,116	1,884,428
FNMA, Pool #BM7138	1.694%	10/01/51	7,314,962	6,536,183
GNMA, Pool #CM7497C	5.000%	08/20/52	5,939,040	5,691,639
GNMA, Pool #MA9367	8.000%	12/20/53	16,106,323	16,729,161
GNMA, Pool #CW0334C	7.000%	07/20/63	3,170,267	3,211,665
GNMA, Pool #CW0526C	7.000%	08/20/63	5,231,919	5,300,239
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	22,022,580	23,257,153
				83,763,605
Auto Loan — 7.4%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	4,000,000	4,023,458
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	1,340,484	1,347,535
ACM Auto Trust, Series 2024-1A, Class A (c)	7.710%	01/21/31	8,189,496	8,220,616
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	4,750,000	4,878,282
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	268,174	267,052

18 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Auto Loan — 7.4% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	$2,223,000	$2,180,515
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	10,271,220	10,284,086
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,473,323
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,204,463
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class D (c)	12.550%	08/15/30	4,340,000	4,341,503
CarNow Auto Receivables Trust, Series 2021-1A, Class D (c)	3.640%	02/17/26	492,573	491,856
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	944,231	944,337
CarNow Auto Receivables Trust, Series 2021-1A, Class E (c)	5.120%	07/15/27	2,500,000	2,493,073
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	3,500,000	3,502,611
Chase Auto Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	409,101	399,825

	Coupon	Maturity	Shares/ Par Value	Fair Value
Auto Loan — 7.4% continued
Chase Auto Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	$340,917	$334,672
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	7,000,000	7,228,963
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	2,000,000	2,051,147
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,900,000	10,341,242
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,146,178
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,734,306
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,543,889
JPMorgan Chase Bank NA, Series 2021-2, Class E (c)	2.280%	12/26/28	123,191	122,123
Lendbuzz Securitization Trust, Series 24-2A, Class B (c)	6.520%	07/16/29	2,000,000	2,019,185
Lendbuzz Securitization Trust, Series 24-2A, Class C (c)	7.450%	05/15/31	2,500,000	2,530,594
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	1,164,446	1,166,324
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	3,732,792	3,756,944
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,791,097

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Auto Loan — 7.4% continued
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	$9,640,000	$9,633,881
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,005,176
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	9,920,376	9,968,676
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	4,000,000	4,060,185
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	5,000,000	4,753,230
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	6,906,717	6,919,529
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)	6.360%	12/15/27	6,950,695	6,954,945
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)	6.570%	02/15/28	5,750,000	5,764,419
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)	6.930%	04/17/28	2,500,000	2,511,557
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)	7.610%	08/15/28	6,000,000	6,027,375
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	1,846,992	1,854,589

	Coupon	Maturity	Shares/ Par Value	Fair Value
Auto Loan — 7.4% continued
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	$380,877	$380,041
Veros Auto Receivables Trust, Series 2024-1, Class B (c)	6.600%	06/15/28	4,150,000	4,161,324
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	5,000,000	4,979,989
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	2,457,362	2,465,020
Veros Auto Receivables Trust, Series 2024-1, Class C (c)	7.570%	12/15/28	1,500,000	1,504,780
Veros Auto Receivables Trust, Series 2024-1, Class D (c)	9.870%	05/15/31	1,500,000	1,504,887
				183,268,802
CRE/CLO — 5.1%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	7,546,818	6,807,992
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,133,364
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	7.196%	12/18/37	3,000,000	2,902,845
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.046%	12/18/37	6,000,000	5,772,204
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.546%	12/18/37	2,000,000	1,902,982

20 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
CRE/CLO — 5.1% continued
Arbor Realty Collateralized Loan, Series 2022-FL2, Class A (1* TSFR1M + 185) (a)(c)	7.179%	05/15/37	$15,261,921	$15,261,814
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* Prime + 375) (a)(c)	9.193%	08/15/32	126,460	123,330
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.843%	11/15/37	3,863,178	3,760,170
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (a)(c)	7.193%	11/15/37	2,500,000	2,367,335
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	6.335%	02/15/38	6,697,009	6,438,330
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.835%	02/15/38	5,250,000	4,812,906
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(e)	7.385%	02/15/38	5,825,000	4,903,811
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(c)(e)	7.485%	02/15/38	3,500,000	2,485,381
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(e)	7.693%	05/15/38	8,250,000	6,497,296
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (a)(c)	7.385%	02/18/38	10,000,000	9,591,840
KKR Financial Management, Series 2021-FL2, Class A (1* TSFR1M + 118) (a)(c)	6.513%	02/15/39	9,979,768	9,825,521

	Coupon	Maturity	Shares/ Par Value	Fair Value
CRE/CLO — 5.1% continued
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (a)(c)	6.743%	02/15/39	$3,250,000	$3,141,340
KKR Real Estate Finance Trust, Series 2021-FL2, Class B (1* TSFR1M + 176) (a)(c)	7.093%	02/15/39	2,100,000	2,015,210
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	6.643%	07/15/36	3,575,000	3,553,622
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	7.296%	07/16/36	3,750,000	3,632,531
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.068%	09/17/37	1,250,000	1,259,116
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (a)(c)	0.000%	08/18/41	4,500,000	4,488,750
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (a)(c)	0.000%	08/18/41	7,500,000	7,481,250

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
CRE/CLO — 5.1% continued
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (a)(c)	0.000%	08/18/41	$6,500,000	$6,483,750
PFP III, Series 2021-8, Class E (1* TSFR1M + 261) (a)(c)	7.944%	08/09/37	2,250,000	2,155,430
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(c)	6.444%	08/09/37	786,527	782,664
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.244%	08/09/37	2,000,000	1,978,214
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.523%	09/15/36	301,301	301,177
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(c)	7.593%	09/15/36	2,000,000	1,947,906
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (a)(c)	6.843%	07/15/38	1,367,000	1,349,455
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (a)(c)	7.543%	10/15/34	1,178,203	1,155,096
				128,312,632
Credit Cards — 6.5%
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	700,691	697,426
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	9,200,000	9,044,595

	Coupon	Maturity	Shares/ Par Value	Fair Value
Credit Cards — 6.5% continued
Continental Credit Card, LLC, Series 2020-1A, Class C (c)	5.750%	12/15/28	$850,000	$814,766
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	6,700,000	6,499,812
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	6,900,000	6,563,479
Continental Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	16,210,000	15,082,363
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	4,100,000	4,159,794
Continental Credit Card, LLC, Series 2022-A, Class D (c)	12.420%	10/15/30	5,000,000	4,981,309
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	3,085,500	3,079,971
Genesis Private Label Amortization Trust, Series 2020-1, Class E (c)	9.760%	07/20/30	2,625,000	2,613,817
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	2,350,000	2,185,108
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (c)	3.770%	12/21/26	8,000,000	7,153,265
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (c)	5.590%	12/21/26	6,000,000	5,212,232

22 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Credit Cards — 6.5% continued
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	$5,000,000	$4,996,385
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	4,350,000	4,339,505
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	3,500,000	3,497,906
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (c)	17.760%	06/21/27	4,000,000	4,012,242
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	7,000,000	7,049,239
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (c)	17.070%	09/20/27	10,000,000	10,110,237
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,278,326
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,012,365
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,006,200
Mission Lane Credit Card Master Trust, Series 2023-A, Class D (c)	11.950%	07/17/28	5,500,000	5,530,984

	Coupon	Maturity	Shares/ Par Value	Fair Value
Credit Cards — 6.5% continued
Mission Lane Credit Card Master Trust, Series 2023-A, Class E (c)	15.730%	07/17/28	$5,500,000	$5,521,560
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	10,989,536
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	5,000,000	4,995,680
				161,428,102
Equipment — 1.8%
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	679,959	643,236
Business Jet Securities, LLC, Series 2021-1A, Class C (c)	5.067%	04/15/36	824,192	802,623
Business Jet Securities, LLC, Series 2024-1A, Class A (c)	6.197%	05/15/39	7,778,555	7,804,477
Business Jet Securities, LLC, Series 2024-1A, Class B (c)	6.924%	05/15/39	1,944,639	1,974,389
Business Jet Securities, LLC, Series 2024-1A, Class C (c)	9.132%	05/15/39	1,226,253	1,242,713
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	10,445,022	10,528,263
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,581,394
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,118,243
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,466,423
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	2,628,537	2,424,708

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Equipment — 1.8% continued
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	$6,028,165	$5,004,462
				43,590,931
HECM — 8.0%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	1,067,979	756,036
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	1,478,720	1,121,137
Brean Asset Backed Securities, Series 2022-RM5, Class A (c)	4.500%	09/25/62	7,347,121	6,818,786
Brean Asset Backed Securities, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	4,892,789	4,168,654
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,120,243	3,282,389
Brean Asset Backed Securities, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	12,423,010	11,526,060
Brean Asset Backed Securities, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,504,688	1,213,502
Brean Asset Backed Securities, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,504,688	1,157,944

	Coupon	Maturity	Shares/ Par Value	Fair Value
HECM — 8.0% continued
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	$7,872,218	$7,369,641
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,756,715
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,975,131	3,227,405
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	3,000,000	2,818,539
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	3,334,000	3,286,054
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	11,283,351
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	1,500,000	1,238,002
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,102,708
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	19,149,459	18,341,892
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	2,000,000	1,742,969
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	6,801,679

24 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
HECM — 8.0% continued
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	$25,000,000	$23,774,445
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	6,383,971
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (c)	5.084%	02/25/32	1,600,000	1,547,015
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (c)	7.870%	02/25/32	8,000,000	7,261,653
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (a)(c)	6.000%	08/01/32	6,500,000	6,253,755
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	7,869,057
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	2,500,000	2,259,616
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	4,334,722
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (c)	1.259%	11/25/31	868,215	851,847
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,641,267
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,425,282

	Coupon	Maturity	Shares/ Par Value	Fair Value
HECM — 8.0% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	$1,000,000	$890,030
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	9,341,520	8,044,433
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,649,841	1,828,145
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,944,987	1,678,793
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	8,000,000	6,896,887
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	2,546,392
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	2,600,000	1,576,665
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,500,000	4,094,600
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	4,792,505
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,600,000	1,190,197
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	2,621,700
				199,776,440
Hospitality — 2.3%
Extended Stay America Trust, Series 2021-ESH, Class A (1* TSFR1M + 119) (a)(c)	6.523%	07/15/38	4,416,420	4,399,859

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Hospitality — 2.3% continued
Extended Stay America Trust, Series 2021-ESH, Class B (1* TSFR1M + 149) (a)(c)	6.823%	07/15/38	$13,084,950	$13,031,986
FontaineBleau Miami Beach Trust, Series 2019-FBLU, Class A (c)	3.144%	12/10/36	17,253,831	17,007,258
FontaineBleau Miami Beach Trust, Series 2019-FBLU, Class B (c)	3.447%	12/10/36	10,000,000	9,826,308
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (a)(c)	7.774%	05/15/38	4,000,000	3,980,352
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	9,000,000	8,984,093
				57,229,856
Industrial — 0.3%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (a)(c)	6.543%	09/15/36	5,735,000	5,616,796
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(c)	7.093%	09/15/36	3,000,000	2,954,223
				8,571,019
Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	1,100,000	1,027,734

Multifamily — 5.9%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.939%	11/25/24	5,498,458	5,462,290

	Coupon	Maturity	Shares/ Par Value	Fair Value
Multifamily — 5.9% continued
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.642%	12/25/24	$968,352	$959,327
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.589%	02/25/25	1,494,342	1,478,080
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	7.392%	03/25/25	1,125,038	1,101,858
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.489%	10/25/25	2,133,604	2,083,933
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	7.489%	04/25/26	3,247,844	3,085,392
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.589%	01/25/28	2,254,710	2,156,285
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	7.489%	06/25/28	4,142,895	3,873,920
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.342%	07/25/28	2,503,081	2,380,627
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.689%	01/25/29	3,924,357	3,713,606
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	7.789%	02/25/29	2,045,713	1,946,448
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.689%	08/25/29	4,745,863	4,477,517

26 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Multifamily — 5.9% continued
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	12.950%	03/25/50	$13,063,000	$12,983,197
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.135%	07/25/41	15,498,185	14,630,523
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	8.685%	07/25/41	39,250,000	36,552,312
MultiFamily Structured Credit Risk, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	10.835%	07/25/41	6,154,000	5,139,338
MultiFamily Structured Credit Risk, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (a)(c)	8.174%	05/25/44	7,750,000	7,787,106
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.335%	01/25/51	5,777,784	5,742,073
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	7.635%	11/25/51	17,543,273	17,238,220
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	12.185%	11/25/51	7,500,000	7,268,805

	Coupon	Maturity	Shares/ Par Value	Fair Value
Multifamily — 5.9% continued
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	9.585%	05/25/52	$6,577,212	$6,717,649
				146,778,506
Non-Agency MBS 2.0 — 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.885%	02/25/50	2,074,884	1,886,439
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.635%	03/25/51	4,050,562	3,940,808
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.135%	03/25/51	1,337,935	1,332,795
				7,160,042
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	1,662,000	1,550,284

Non-QM — 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.098%	08/25/34	3,526	3,351
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	16,705,744	15,432,813
				15,436,164

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Office — 1.0%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	6.581%	10/15/43	$7,225,000	$6,882,172
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	7.131%	10/15/43	14,385,000	13,019,806
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(c)	7.681%	10/15/43	7,000,000	6,138,147
				26,040,125
Residential Transition Loan — 7.4%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	4,031,699	3,927,237
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	3,057,975	2,993,874
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	6,225,490	6,055,400
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	36,000,000	35,988,930
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	4,999,794
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	1,500,000	1,485,707

	Coupon	Maturity	Shares/ Par Value	Fair Value
Residential Transition Loan — 7.4% continued
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	$4,350,000	$4,300,468
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (c)	3.228%	09/25/26	8,250,000	7,896,042
LHOME Mortgage Trust, Series 2021-RTL3, Class M (c)	5.193%	09/25/26	5,000,000	4,718,388
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	7,927,500	7,555,724
LHOME Mortgage Trust, Series 2023-RTL1, Class A1 (c)	7.869%	01/25/28	5,000,000	5,034,011
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	7,050,000	7,066,848
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,493,211
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,244,482
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	15,000,000	15,067,782
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,810,915
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	26,000,000	26,018,369
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,751,017
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	3,821,253	3,751,664

28 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Residential Transition Loan — 7.4% continued
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	$2,500,000	$2,498,526
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,595,645
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,268,734
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	8,000,000	7,773,174
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	15,000,000	14,931,023
				184,226,965
Retail — 0.6%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	6.881%	02/15/40	4,552,000	4,506,526
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.231%	02/15/40	3,040,000	3,002,026
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.931%	02/15/40	2,083,200	2,073,285
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	9.081%	02/15/40	5,680,000	5,661,731
				15,243,568
Second Lien — 2.0%
HTAP, Series 2024-1, Class A (c)	7.000%	04/25/37	8,000,000	7,823,326

	Coupon	Maturity	Shares/ Par Value	Fair Value
Second Lien — 2.0% continued
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	$6,450,213	$6,330,092
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	12,405,260	12,217,819
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	7,767,999	7,812,789
Woodward Capital Management, Series 24-CES3, Class A1A (c)	6.591%	05/25/44	16,704,915	16,859,616
				51,043,642
Single Family Rental — 7.3%
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	4,088,101	4,046,026
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	4,125,621	4,048,478
AMSR Trust, Series 2020-SFR2, Class G (c)	4.000%	07/17/37	500,000	483,041
AMSR Trust, Series 2024-SFR1, Class A (c)	4.290%	07/17/41	14,000,000	13,247,256
AMSR Trust, Series 2024-SFR1, Class D (c)	4.290%	07/17/41	20,000,000	18,353,304
AMSR Trust, Series 2024-SFR1, Class E (c)	4.290%	07/17/41	4,293,000	3,863,008
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	35,339,415	33,623,888
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	20,525,745	19,440,348
Home Partners of America Trust, Series 2021-2, Class A (c)	1.901%	12/17/26	8,735,727	8,022,999

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Single Family Rental — 7.3% continued
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	$6,246,576	$5,696,773
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,229,234	2,072,288
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,288,519	2,121,759
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	1,624,559	1,492,417
Progress Residential Trust, Series 2020-SFR3, Class C (c)	1.695%	10/17/27	1,500,000	1,421,436
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	3,843,000
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,246,725
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	10,775,000
Progress Residential Trust, Series 20-SFR2, Class C (c)	3.077%	06/17/37	2,100,000	2,082,508
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	2,883,103
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,165,952

	Coupon	Maturity	Shares/ Par Value	Fair Value
Single Family Rental — 7.3% continued
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	$1,500,000	$1,289,964
Progress Residential Trust, Series 2024-SFR3, Class C (c)	3.500%	06/17/41	8,500,000	7,585,552
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,195,133
Progress Residential Trust, Series 2024-SFR3, Class E1 (c)	4.000%	06/17/41	5,000,000	4,440,766
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	2,000,000	1,743,494
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,874,107
				181,058,325
Small Business — 3.8%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	8,990,392
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,025,407
FORA Financial Asset Securitization, Series 2021-1A, Class A (c)	2.620%	05/15/27	13,250,000	12,844,725
FORA Financial Asset Securitization, Series 2021-1A, Class B (c)	2.970%	05/15/27	2,600,000	2,478,432
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	3,000,000	2,835,500

30 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Small Business — 3.8% continued
FORA Financial Asset Securitization, Series 2021-1A, Class D (c)	5.810%	05/15/27	$2,843,000	$2,644,712
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	4,500,000	4,394,240
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A (c)	3.382%	07/10/28	21,761,000	21,249,523
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	2,500,000	2,399,561
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (a)(c)	7.950%	02/25/44	325,485	323,081
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	9.250%	02/25/44	716,067	711,964
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (a)(c)	7.600%	12/25/44	648,834	643,640
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.750%	10/25/49	2,108,660	2,082,188
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	9.250%	07/25/50	5,459,714	5,424,967

	Coupon	Maturity	Shares/ Par Value	Fair Value
Small Business — 3.8% continued
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	$5,000,000	$5,144,863
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	7,000,000	7,061,667
OnDeck Asset Securitization Trust, Series 2024-1A, Class C (c)	8.990%	06/17/31	2,500,000	2,544,448
RFS Asset Securitization, LLC, Series 2022-1, Class E (c)	5.891%	07/15/26	1,750,000	1,743,068
RFS Asset Securitization, LLC, Series 2021-1, Class E (c)	5.891%	07/15/26	3,500,000	3,486,136
RFS Asset Securitization, LLC, Series 2022-2, Class E (c)	12.366%	10/15/27	4,787,000	4,682,061
				95,710,575
Student Loan — 0.3%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	679,937	648,514
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	414,580	394,380
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	2,179,196	2,045,922
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,412,741	1,257,199
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	724,295	651,357

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Student Loan — 0.3% continued
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	$227,751	$196,939
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,646,909	2,478,417
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.710%	07/25/51	599,776	595,370
				8,268,098
Unsecured Consumer — 11.2%
ACHV ABS Trust, Series 2023-1PL, Class B (c)	6.800%	03/18/30	371,283	371,498
ACHV ABS Trust, Series 2023-2PL, Class C (c)	7.270%	05/20/30	1,450,000	1,456,405
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,750,000	1,789,198
ACHV ABS Trust, Series 2023-4CP, Class B (c)	7.240%	11/25/30	5,000,000	5,026,521
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	3,000,000	3,042,214
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,048,337
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	5,500,000	5,571,375
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	2,500,000	2,476,355
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	5,000,000	5,090,088
Affirm, Inc., Series 2023-X1, Class D (c)	9.550%	11/15/28	2,000,000	2,051,919
Affirm, Inc., Series 2024-A, Class C (c)	6.160%	02/15/29	1,600,000	1,594,655
Affirm, Inc., Series 2024-A, Class D (c)	6.890%	02/15/29	1,175,000	1,176,059

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 11.2% continued
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	$2,085,830	$2,095,522
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	9,228,000	9,356,965
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	9,114,378	9,015,759
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,628,295
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	13,025,000	13,093,570
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	25,420,000	25,603,667
LendingPoint Asset Securitization, Series 22-C, Class C (c)	8.680%	02/15/30	2,500,000	2,351,221
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	1,983,842
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,857,655
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	922,625
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	8,230,000	7,838,498
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,642,689
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,950,020	1,888,795

32 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Unsecured Consumer — 11.2% continued
Oportun Funding, LLC, Series 2021-A, Class D (c)	5.400%	03/08/28	$3,060,728	$2,926,213
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	9,000,000	8,892,351
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	5,293,627	5,295,850
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,000,223
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,219,131
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	5,508,161	5,213,597
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	11,066,907	10,263,453
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	7,600,000	7,511,528
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	2,500,000	2,239,178
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	12,500,000	11,880,148
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	13,000,000	12,296,752
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	3,750,000	3,548,806
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	6,275,000	5,719,337

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 11.2% continued
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	$1,446,278	$1,452,717
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	5,258,067	5,263,018
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	11,994,665	12,032,298
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	2,249,000	2,262,580
Pagaya AI Debt Selection Trust, Series 2024-2, Class D (c)	9.000%	08/15/31	3,248,555	3,192,942
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	8,000,000	8,032,645
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (a)(c)	0.000%	07/15/25	81,061,702	27,000
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,933,050
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,829,307
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,212,620
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	2,626,353	2,602,033
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,500,000	3,497,333
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,157,026

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 82.1% continued
Unsecured Consumer — 11.2% continued
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	$574,957	$568,562
Regional Management Issuance Trust, Series 2020-1, Class B (c)	3.230%	10/15/30	2,500,000	2,428,319
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	842,412
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,304,299
Regional Management Issuance Trust, Class D, Pool #2024-1 (c)	7.460%	07/15/36	3,000,000	3,015,412
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	2,608,224	2,538,177
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	719,475	709,524
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A (c)	3.400%	04/15/30	3,702,123	3,642,733
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	1,917,520	1,874,280
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (c)	7.010%	11/15/30	704,851	706,102

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 11.2% continued
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	$5,000,000	$5,080,901
				280,185,584

Total Securitized
(Cost $2,062,307,370)				$2,048,247,726

Treasury — 5.0%
U.S. Treasury Notes (b)	1.875%	08/31/24	$20,000,000	$19,878,646
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,898,438
U.S. Treasury Notes (b)	0.625%	10/15/24	10,000,000	9,863,281
U.S. Treasury Notes (b)	2.250%	10/31/24	25,000,000	24,741,455
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,915,332
U.S. Treasury Notes (b)	2.250%	11/15/24	15,000,000	14,826,563
U.S. Treasury Notes (b)	1.125%	01/15/25	10,000,000	9,779,981
U.S. Treasury Notes	3.875%	03/31/25	10,000,000	9,901,856
U.S. Treasury Notes	1.625%	02/15/26	10,000,000	9,498,828
U.S. Treasury STRIPS	0.125%	04/15/26	11,949,900	11,415,304
Total Treasury
(Cost $125,028,113)				$124,719,684

34 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 15.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.36% (f)	297,014,703	$297,103,807
State Street Navigator Securities Lending Portfolio I, 5.22% (f)(g)	86,921,925	86,921,925
Total Registered Investment Companies
(Cost $383,994,972)		$384,025,732

Total Investment Securities — 105.7%
(Cost $2,650,525,245)		$2,635,737,411

Liabilities in Excess of Other Assets — (5.7)%		(141,116,620)

Net Assets — 100.0%		$2,494,620,791

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $95,168,743.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2024 was $1,914,594,207, representing 76.7% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2024 was $15,763,661 representing 0.6% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2024.
(g)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR— CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6%
Banking — 6.4%
American Express Co.	2.250%	03/04/25	$1,050,000	$1,027,159
American Express Co.	5.282%	07/27/29	400,000	400,796
American Express Co.	5.532%	04/25/30	325,000	328,744
American Express Co.	5.043%	05/01/34	825,000	806,798
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	400,000	390,845
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	3,125,000	2,994,404
Bank of America Corp.	3.194%	07/23/30	2,500,000	2,270,061
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,046,969
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	389,077
Bank of America Corp., Class B (SOFR + 153) (a)	1.898%	07/23/31	3,000,000	2,471,071
Bank of America Corp. (a)	2.687%	04/22/32	1,225,000	1,035,274
Bank of America Corp. (a)	4.571%	04/27/33	1,700,000	1,603,205
Bank of America Corp. (a)	5.468%	01/23/35	250,000	249,747
Bank of Montreal France	0.949%	01/22/27	630,000	588,280
Bank of New York Mellon Corp. (The)	6.317%	10/25/29	2,150,000	2,247,191
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (a)	5.834%	10/25/33	500,000	517,650
Bank of Nova Scotia	3.450%	04/11/25	200,000	196,703
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	916,898
Capital One Financial Corp. (b)	5.468%	02/01/29	500,000	497,688
Capital One Financial Corp.	6.377%	06/08/34	500,000	512,980
Citigroup, Inc. (1* SOFR + 125) (a)	6.814%	07/01/26	100,000	101,046
Citigroup, Inc.	4.125%	07/25/28	150,000	143,988
Citigroup, Inc. (a)	5.174%	02/13/30	500,000	497,087

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Banking — 6.4% continued
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	$3,380,000	$3,010,445
Citigroup, Inc. (a)	2.666%	01/29/31	2,062,000	1,795,596
Citigroup, Inc. (1* SOFR + 211) (a)	2.572%	06/03/31	4,175,000	3,583,501
Citizens Bank NA (b)	4.575%	08/09/28	1,350,000	1,303,446
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	249,248
Comerica, Inc.	5.982%	01/30/30	2,850,000	2,808,221
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	249,560
Discover Bank	3.450%	07/27/26	1,500,000	1,432,580
Discover Bank	4.650%	09/13/28	1,683,000	1,616,179
Fifth Third Bancorp	2.375%	01/28/25	275,000	269,645
Fifth Third Bancorp	1.707%	11/01/27	450,000	412,628
Fifth Third Bancorp	6.361%	10/27/28	500,000	510,899
Fifth Third Bancorp (1* SOFR + 234) (a)(b)	6.339%	07/27/29	750,000	768,816
First Horizon Bank (b)	5.750%	05/01/30	250,000	238,309
Goldman Sachs Group, Inc. (1* SOFR + 51) (a)	5.857%	09/10/24	375,000	375,000
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	950,000	888,054
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	923,431
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (a)	4.223%	05/01/29	2,650,000	2,550,955
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	438,151
Goldman Sachs Group, Inc. (a)	1.992%	01/27/32	1,000,000	811,548
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)	2.615%	04/22/32	3,700,000	3,110,804
HSBC Holdings plc (a)	5.597%	05/17/28	2,100,000	2,108,211
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	124,572
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	765,775
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	378,362

	Coupon	Maturity	Shares/ Par Value	Fair Value
Banking — 6.4% continued
Huntington National Bank	5.699%	11/18/25	$1,250,000	$1,248,093
JPMorgan Chase & Co. (a)	1.561%	12/10/25	200,000	196,283
JPMorgan Chase & Co. (a)	2.083%	04/22/26	2,000,000	1,942,121
JPMorgan Chase & Co. (1* SOFR + 80) (a)	1.045%	11/19/26	500,000	469,735
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	373,283
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,239,963
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	994,588
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	1,425,000	1,347,569
JPMorgan Chase & Co. (1* SOFR + 115) (a)	2.069%	06/01/29	1,250,000	1,111,946
JPMorgan Chase & Co. (a)	3.702%	05/06/30	1,500,000	1,402,546
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	1,850,000	1,636,860
JPMorgan Chase & Co. (a)	2.545%	11/08/32	475,000	395,525
KeyBank NA	4.700%	01/26/26	250,000	245,026
KeyBank NA	5.000%	01/26/33	2,500,000	2,305,848
Keycorp (a)(b)	6.401%	03/06/35	1,000,000	1,013,838
KeyCorp (b)	2.550%	10/01/29	385,000	326,339
KeyCorp	4.789%	06/01/33	300,000	273,895
M&T Bank Trust Co.	5.400%	11/21/25	600,000	597,209
Morgan Stanley	3.875%	01/27/26	700,000	684,275
Morgan Stanley	3.625%	01/20/27	100,000	96,415
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	2,675,000	2,344,852
Morgan Stanley (SOFR + 312) (a)	3.622%	04/01/31	2,500,000	2,294,036
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	3,750,000	3,009,549
Morgan Stanley (a)	1.928%	04/28/32	750,000	602,599
Morgan Stanley (a)	4.889%	07/20/33	1,000,000	964,009
PNC Bank NA	2.700%	10/22/29	250,000	218,062
PNC Financial Services	5.300%	01/21/28	1,000,000	998,624

36 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Banking — 6.4% continued
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	$250,000	$236,704
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	505,469
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	875,728
PNC Financial Services Group, Inc. (The) (a)	5.939%	08/18/34	1,000,000	1,024,969
Regions Financial Corp.	2.250%	05/18/25	275,000	266,694
Royal Bank of Canada	4.950%	04/25/25	375,000	373,207
Royal Bank of Canada, Series H	1.150%	07/14/26	200,000	184,343
Royal Bank of Canada	4.900%	01/12/28	500,000	496,049
Royal Bank of Canada	3.875%	05/04/32	300,000	274,794
Royal Bank of Canada (b)	5.150%	02/01/34	1,500,000	1,488,464
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	172,884
State Street Corp.	5.272%	08/03/26	700,000	701,334
State Street Corp. (a)	4.164%	08/04/33	300,000	278,081
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	972,493
Toronto-Dominion Bank (The) (b)	5.156%	01/10/28	500,000	499,399
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	506,212
Toronto-Dominion Bank (The)	4.994%	04/05/29	1,000,000	991,461
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	204,225
Truist Financial Corp.	5.900%	10/28/26	250,000	250,626
Truist Financial Corp. (b)	6.047%	06/08/27	500,000	503,502
Truist Financial Corp. (a)	4.873%	01/26/29	500,000	490,377
Truist Financial Corp.	1.887%	06/07/29	1,000,000	875,437
Truist Financial Corp. (a)	7.161%	10/30/29	500,000	530,932

	Coupon	Maturity	Shares/ Par Value	Fair Value
Banking — 6.4% continued
Truist Financial Corp. (a)	5.711%	01/24/35	$500,000	$497,817
US Bancorp	2.400%	07/30/24	100,000	99,722
US Bancorp	2.215%	01/27/28	800,000	739,662
US Bancorp	4.548%	07/22/28	300,000	293,262
US Bancorp	5.775%	06/12/29	1,450,000	1,471,955
US Bancorp	4.839%	02/01/34	1,000,000	948,039
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	485,522
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	598,642
Wells Fargo & Co., Series W (1* SOFR + 174) (a)	5.574%	07/25/29	900,000	908,165
Wells Fargo & Co. (a)	2.879%	10/30/30	4,000,000	3,548,223
Wells Fargo & Co. (a)	2.572%	02/11/31	1,050,000	908,744
Wells Fargo & Co. (a)	3.350%	03/02/33	2,700,000	2,341,455
Wells Fargo & Co. (a)	5.499%	01/23/35	1,000,000	996,493
				107,831,770
Basic Industry — 0.1%
FMC Corp.	3.450%	10/01/29	300,000	269,766
Nucor Corp., CV	2.000%	06/01/25	250,000	241,936
Nucor Corp.	3.125%	04/01/32	250,000	216,366
PPG Industries, Inc.	2.400%	08/15/24	110,000	109,513
PPG Industries, Inc.	2.550%	06/15/30	300,000	261,450
Sherwin Williams Co.	3.300%	02/01/25	350,000	344,760
Sherwin-Williams Co.	2.300%	05/15/30	250,000	214,468
				1,658,259
Brokerage Asset Managers Exchanges — 0.4%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	245,127
Ameriprise Financial, Inc.	5.150%	05/15/33	800,000	801,299
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	496,116
BlackRock, Inc.	2.100%	02/25/32	1,625,000	1,322,897
Charles Schwab Corp. (The) (a)	5.853%	05/19/34	1,950,000	1,988,061
Charles Schwab Corp. (The) (a)	6.136%	08/24/34	450,000	468,602
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	402,326

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Brokerage Asset Managers Exchanges — 0.4% continued
Intercontinental Exchange, Inc. (b)	4.950%	06/15/52	$875,000	$799,469
				6,523,897
Capital Goods — 0.7%
Carrier Global Corp.	2.722%	02/15/30	250,000	220,862
Deere & Co.	3.100%	04/15/30	1,725,000	1,568,802
John Deere Capital Corp.	5.100%	04/11/34	750,000	747,862
Johnson Controls International plc	5.500%	04/19/29	450,000	455,270
Johnson Controls International plc	2.000%	09/16/31	500,000	404,481
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,660,725
Northrop Grumman Corp.	4.900%	06/01/34	900,000	875,196
Republic Services, Inc.	2.500%	08/15/24	200,000	199,149
RTX Corp.	6.100%	03/15/34	2,675,000	2,815,726
Waste Connections, Inc.	5.000%	03/01/34	1,800,000	1,759,444
Waste Management, Inc., Series 19-SFR4, Class A	3.125%	03/01/25	400,000	393,760
Waste Management, Inc. (b)	1.150%	03/15/28	300,000	261,991
Waste Management, Inc. (b)	4.625%	02/15/30	875,000	860,809
				12,224,077
Communications — 0.8%
American Tower Corp.	3.125%	01/15/27	300,000	284,259
American Tower Corp.	5.800%	11/15/28	250,000	254,848
American Tower Corp.	5.200%	02/15/29	500,000	498,273
American Tower Corp.	2.100%	06/15/30	200,000	167,573
AT&T, Inc.	2.300%	06/01/27	650,000	601,283
AT&T, Inc. (b)	2.550%	12/01/33	114,000	90,647
AT&T, Inc.	4.500%	05/15/35	700,000	644,634
AT&T, Inc., Class B	3.500%	06/01/41	400,000	305,600

	Coupon	Maturity	Shares/ Par Value	Fair Value
Communications — 0.8% continued
British Telecommunications plc (b)(c)	3.250%	11/08/29	$275,000	$250,534
Comcast Corp.	2.650%	02/01/30	500,000	442,708
Comcast Corp.	1.950%	01/15/31	1,025,000	846,534
Comcast Corp.	3.969%	11/01/47	144,000	112,316
Comcast Corp.	5.350%	05/15/53	925,000	886,709
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	92,698
T Mobile USA, Inc.	5.050%	07/15/33	2,650,000	2,592,517
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	646,431
Verizon Communications, Inc.	1.750%	01/20/31	700,000	566,490
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,189,451
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,011,218
WarnerMedia Holdings, Inc. (b)	4.279%	03/15/32	2,850,000	2,487,559
				13,972,282
Consumer Cyclical — 2.0%
American Honda Finance (b)	4.900%	01/10/34	400,000	388,173
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	296,365
CVS Health Corp.	3.750%	04/01/30	500,000	460,138
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,197,098
CVS Health Corp.	5.875%	06/01/53	450,000	431,216
Dollar General Corp. (b)	5.450%	07/05/33	2,150,000	2,137,554
Dollar Tree, Inc.	4.000%	05/15/25	1,250,000	1,231,772
Expedia, Inc.	3.800%	02/15/28	1,250,000	1,189,693
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	826,434
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,226,543
Ford Motor Credit Co., LLC	5.850%	05/17/27	2,000,000	1,999,756
General Motors Co. (b)	5.400%	10/15/29	1,125,000	1,119,241
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	648,308
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	922,445

38 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Consumer Cyclical — 2.0% continued
General Motors Financial Co., Inc.	5.750%	02/08/31	$500,000	$501,334
Home Depot, Inc.	2.700%	04/15/30	1,500,000	1,336,314
Home Depot, Inc.	4.950%	06/25/34	750,000	742,182
Home Depot, Inc.	4.200%	04/01/43	1,100,000	932,026
Hyundai Capital America (c)	5.250%	01/08/27	400,000	398,383
Hyundai Capital America (c)	5.350%	03/19/29	1,500,000	1,497,644
Hyundai Capital America (c)	5.400%	06/24/31	850,000	842,882
Lowes Cos., Inc.	2.625%	04/01/31	950,000	810,457
Lowes Cos., Inc.	4.250%	04/01/52	2,300,000	1,807,615
Mercedes-Benz Financing NA (c)	4.800%	03/30/28	500,000	496,329
Mercedes-Benz Financing NA (b)(c)	5.000%	01/11/34	2,000,000	1,954,608
PACCAR Financial Corp., Series Q	5.000%	05/13/27	750,000	751,715
Ross Stores, Inc.	4.600%	04/15/25	760,000	755,773
Ross Stores, Inc.	4.800%	04/15/30	1,050,000	1,015,560
Toyota Motor Credit Corp.	4.550%	05/17/30	1,450,000	1,416,726
Toyota Motor Credit Corp. (b)	5.550%	11/20/30	800,000	821,789
Volkswagen Group America (c)	5.650%	09/12/28	2,400,000	2,429,258
Walmart, Inc.	4.500%	04/15/53	450,000	398,301
				33,983,632
Consumer Non-Cyclical — 1.7%
Abbott Laboratories	4.750%	11/30/36	100,000	97,081
AbbVie, Inc.	3.600%	05/14/25	500,000	491,912
AbbVie, Inc.	3.200%	11/21/29	750,000	688,202
AbbVie, Inc.	4.550%	03/15/35	100,000	94,856
AbbVie, Inc.	4.500%	05/14/35	800,000	754,607
Amgen, Inc.	1.900%	02/21/25	310,000	302,807
Amgen, Inc.	4.200%	03/01/33	400,000	370,576
Amgen, Inc.	5.250%	03/02/33	500,000	498,543
Amgen, Inc.	5.600%	03/02/43	425,000	418,849
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,502,609
Baxter International, Inc.	1.915%	02/01/27	300,000	274,983
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	259,592
Bristol-Myers Squibb Co. (b)	5.900%	11/15/33	1,450,000	1,522,056
Coca-Cola Co. (The)	5.000%	05/13/34	800,000	802,651

	Coupon	Maturity	Shares/ Par Value	Fair Value
Consumer Non-Cyclical — 1.7% continued
Constellation Brands, Inc.	2.250%	08/01/31	$350,000	$287,283
HCA, Inc.	3.375%	03/15/29	1,900,000	1,746,488
HCA, Inc.	4.125%	06/15/29	650,000	615,491
Johnson & Johnson	4.900%	06/01/31	4,150,000	4,190,746
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	800,218
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,213,009
Kroger Co. (The)	2.650%	10/15/26	100,000	94,486
Kroger Co. (The)	2.200%	05/01/30	125,000	106,364
Kroger Co. (The)	1.700%	01/15/31	550,000	442,731
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	348,385
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,462,808
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,297,765
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,699,033
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,519,976
Phillip Morris International, Inc.	5.375%	02/15/33	900,000	893,632
Roche Holdings, Inc. (c)	5.593%	11/13/33	2,331,000	2,417,499
Zoetis, Inc., Series 4006	2.000%	05/15/30	1,175,000	989,652
				29,204,890
Electric — 1.1%
Ameren Corp.	2.500%	09/15/24	130,000	129,049
American Electric Power, Inc.	1.000%	11/01/25	500,000	469,816
Berkshire Hathaway Energy Co.	4.050%	04/15/25	1,000,000	989,094
CMS Energy Corp.	2.950%	02/15/27	100,000	93,636
Commonwealth Edison Co.	5.300%	06/01/34	900,000	900,060
Dominion Energy South Carolina, Inc.	6.250%	10/15/53	450,000	484,475
Dominion Energy, Inc.	1.450%	04/15/26	750,000	698,450
DTE Electric Co.	5.200%	04/01/33	450,000	449,514
DTE Energy Co., Series C	2.529%	10/01/24	150,000	148,627
DTE Energy Co., Series E	2.850%	10/01/26	100,000	94,665
DTE Energy Co., Series H	2.950%	03/01/30	125,000	110,045
Duke Energy Corp.	4.300%	03/15/28	825,000	800,378

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Electric — 1.1% continued
Duke Energy Florida, LLC	6.200%	11/15/53	$1,000,000	$1,059,306
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	223,846
Duke Energy Ohio, Inc. (b)	5.250%	04/01/33	250,000	247,827
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	489,241
Florida Power & Light Co.	5.100%	04/01/33	500,000	497,667
Idaho Power Co.	5.500%	03/15/53	900,000	857,878
Idaho Power Co.	5.800%	04/01/54	1,850,000	1,834,232
MidAmerican Energy Co. (b)	3.650%	04/15/29	350,000	330,957
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	457,230
NextEra Energy Capital Holdings, Inc. (b)	5.250%	03/15/34	500,000	491,272
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,509,904
Northern States Power Co. (b)	2.250%	04/01/31	500,000	421,571
Northern States Power Co.	5.100%	05/15/53	900,000	829,490
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	379,930
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	500,000	452,361
PacifiCorp	5.500%	05/15/54	450,000	418,061
PECO Energy Co.	3.000%	09/15/49	200,000	131,609
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	887,562
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	105,844
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,122,222
Public Service Co. of Colorado	4.500%	06/01/52	400,000	324,234
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	94,051
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	94,421
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	639,572
				19,268,097

	Coupon	Maturity	Shares/ Par Value	Fair Value
Energy — 0.9%
BP Capital Markets America	4.812%	02/13/33	$800,000	$775,561
BP Capital Markets America (b)	4.893%	09/11/33	500,000	486,203
BP Capital Markets America (b)	4.989%	04/10/34	500,000	489,149
ConocoPhillips Co.	6.950%	04/15/29	1,100,000	1,192,302
ConocoPhillips Co.	5.550%	03/15/54	450,000	442,832
Coterra Energy, Inc.	3.900%	05/15/27	100,000	96,193
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	191,119
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	514,569
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	497,764
Energy Transfer, LP	4.950%	05/15/28	1,850,000	1,821,962
Energy Transfer, LP	5.550%	05/15/34	500,000	494,841
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,375,346
MPLX, LP	5.000%	03/01/33	3,400,000	3,248,318
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,380,728
Phillips 66	2.450%	12/15/24	100,000	98,579
Phillips 66	3.550%	10/01/26	100,000	96,561
Phillips 66	5.300%	06/30/33	875,000	864,622
Shell International Finance BV (b)	2.375%	11/07/29	645,000	569,047
Shell International Finance BV	6.375%	12/15/38	73,000	80,449
Total Capital International SA	2.829%	01/10/30	120,000	107,597
				14,823,742
Insurance — 1.9%
Athene Global Funding (c)	2.500%	01/14/25	225,000	220,965
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	695,681
Equitable Financial Life (c)	1.800%	03/08/28	609,000	539,158
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	796,453
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,193,721

40 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Insurance — 1.9% continued
Lincoln National Corp.	3.625%	12/12/26	$100,000	$95,676
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	493,708
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	368,961
MassMutual Global Funding (c)	5.150%	05/30/29	500,000	500,887
MassMutual Global Funding (c)	2.150%	03/09/31	2,500,000	2,096,776
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,878,636
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	962,272
Met Life Global Funding I (c)	1.550%	01/07/31	1,950,000	1,554,152
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	493,789
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	344,262
New York Life Global Funding (c)	1.150%	06/09/26	50,000	46,241
New York Life Global Funding (b)(c)	4.900%	06/13/28	1,000,000	995,189
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	992,349
New York Life Global Funding (c)	1.200%	08/07/30	2,000,000	1,601,604
New York Life Global Funding (c)	5.000%	01/09/34	1,000,000	983,038
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	394,963
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	3,000,000	3,004,600
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	391,134
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	441,628
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	705,043

	Coupon	Maturity	Shares/ Par Value	Fair Value
Insurance — 1.9% continued
Pricoa Global Funding I (c)	5.100%	05/30/28	$500,000	$500,568
Principal Life Global Funding (c)	5.000%	01/16/27	500,000	498,270
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	503,878
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	467,194
Progressive Corp.	3.200%	03/26/30	240,000	218,572
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	280,124
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	996,996
Protective Life Global Funding (c)	1.618%	04/15/26	800,000	748,871
Protective Life Global Funding (c)	4.992%	01/12/27	500,000	498,288
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	579,340
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	505,532
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,226,715
RGA Global Funding (c)	2.000%	11/30/26	660,000	608,333
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,082,272
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	413,200
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	462,843
				32,381,882
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	276,969
Atmos Energy Corp.	5.900%	11/15/33	850,000	887,597
Atmos Energy Corp.	4.125%	03/15/49	885,000	696,890
				1,861,456
Other Utility — 0.2%
American Water Capital Corp. (b)	2.800%	05/01/30	300,000	264,115

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Other Utility — 0.2% continued
American Water Capital Corp.	2.300%	06/01/31	$825,000	$682,461
American Water Capital Corp.	5.150%	03/01/34	2,000,000	1,982,429
				2,929,005
REITS — 0.7%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	95,726
American Homes 4 Rent	4.250%	02/15/28	100,000	95,789
Boston Properties, LP	2.750%	10/01/26	50,000	46,656
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,698,173
ERP Operating, LP	2.850%	11/01/26	100,000	94,814
ERP Operating, LP	2.500%	02/15/30	1,850,000	1,614,048
Extra Space Storage, LP	3.875%	12/15/27	100,000	95,416
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,161,178
Public Storage	1.850%	05/01/28	800,000	711,587
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,270,249
Realty Income Corp.	4.450%	09/15/26	413,000	402,962
Realty Income Corp.	3.000%	01/15/27	100,000	94,727
Realty Income Corp.	2.100%	03/15/28	250,000	224,017
Realty Income Corp.	2.200%	06/15/28	151,000	135,101
Realty Income Corp.	4.000%	07/15/29	60,000	56,805
Realty Income Corp.	3.200%	02/15/31	250,000	219,233
Realty Income Corp.	5.125%	02/15/34	1,000,000	970,682
Sun Communities Operations LP	5.500%	01/15/29	250,000	250,067
				11,237,230
Technology — 0.9%
Apple, Inc. (b)	1.650%	02/08/31	3,025,000	2,501,455
Broadcom, Inc. (c)	4.150%	04/15/32	2,700,000	2,491,104
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,473,439
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	264,239

	Coupon	Maturity	Shares/ Par Value	Fair Value
Technology — 0.9% continued
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	$500,000	$509,682
Mastercard, Inc.	2.000%	11/18/31	2,300,000	1,890,437
Mastercard, Inc.	4.875%	05/09/34	750,000	741,538
Oracle Corp.	2.875%	03/25/31	500,000	431,737
Oracle Corp.	4.300%	07/08/34	1,500,000	1,366,060
Oracle Corp.	3.600%	04/01/40	3,000,000	2,305,847
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,839,349
				15,814,887
Transportation — 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	108,844	106,731
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	293,400	272,064
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	473,139
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	961,766
CSX Corp.	4.250%	11/01/66	100,000	77,747
FedEx Corp. (b)	2.400%	05/15/31	500,000	423,385
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	3,044,921	2,526,009
Kirby Corp.	4.200%	03/01/28	600,000	580,018
Norfolk Southern Corp.	3.000%	03/15/32	600,000	516,870
Norfolk Southern Corp.	5.950%	03/15/64	500,000	509,031
Penske Trust Leasing Co. / PTL Finance Corp. (c)	5.350%	03/30/29	1,350,000	1,349,329
Ryder System, Inc.	2.850%	03/01/27	500,000	471,089
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,001,217
Ryder System, Inc.	5.650%	03/01/28	500,000	507,339
Southwest Airlines Co. (b)	2.625%	02/10/30	1,300,000	1,125,741
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	252,000	248,282

42 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 18.6% continued
Transportation — 0.7% continued
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$165,288	$165,756
United Parcel Service, Inc.	4.875%	03/03/33	900,000	886,169
				12,201,682

Total Corporate Credit
(Cost $321,413,964)				$315,916,788

Government Related — 0.1%
Government Owned, No Guarantee — 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	437,691
Tennessee Valley Authority	4.625%	09/15/60	525,000	485,631
Total Government Related
(Cost $1,245,104)				$923,322

Securitized — 65.2%
ABS-Other — 2.4%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	899,308
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	519,705	489,729
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	2,000,000	1,859,521
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	3,300,000	2,953,645
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,493,896
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,375,270
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	149,717	135,134
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	241,839	201,097

	Coupon	Maturity	Shares/ Par Value	Fair Value
ABS-Other — 2.4% continued
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	$82,350	$74,767
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	284,234	250,575
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	483,181	385,427
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	2,725,632	2,151,503
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	75,016	68,659
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,162,832	1,040,554
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	104,963	94,976
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	22,387	22,187
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	95,276	82,083
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	348,570	308,148
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	37,038	34,409
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	216,780	202,856
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	476,073	351,681
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	446,482	358,430

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
ABS-Other — 2.4% continued
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	$718,401	$522,364
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	671,480	526,419
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	110,402	97,887
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	57,082	52,514
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	32,945	28,825
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,372,831	2,352,318
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	4,026,424
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	1,998,074	1,974,965
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.585%	05/25/27	2,200,000	2,229,304
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	3,210,263	3,214,156
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	255,743	233,703
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	15,579	15,038
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	27,837	24,757

	Coupon	Maturity	Shares/ Par Value	Fair Value
ABS-Other — 2.4% continued
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	$1,000,000	$942,644
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	936,123
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,151,149	2,165,062
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,684,734	2,988,255
				40,164,613
Agency CMBS — 3.6%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	23,235,000	18,114,703
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,233,144	2,569,923
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	9,110,483	7,311,108
FNMA, Pool #AN3598	2.550%	12/01/28	254,633	232,966
FNMA, Pool #BL4548	2.430%	10/01/29	180,740	162,507
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,720,584
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,053,328
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,645,545
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,585,746
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	665,876
FNMA, Pool #AN7612	3.280%	12/01/32	244,424	220,219

44 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency CMBS — 3.6% continued
FNMA, Pool #FN0035	3.290%	12/01/32	$5,762,382	$5,221,826
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,395,971
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	1,976,919
FNMA, Pool #AM5015	4.940%	12/01/43	714,260	696,054
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,195,290	2,079,241
				60,652,516
Agency MBS CMO — 24.8%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (a)	5.738%	05/15/28	25,527	25,491
FHLMC, Series 4847, Class CV	3.500%	02/15/30	303,842	292,842
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	141,980	136,312
FHLMC, Series 4265, Class FD (1* SOFR + 40) (a)	5.848%	01/15/35	164,448	162,527
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.538%	11/15/37	272,345	267,134
FHLMC, Series 3605, Class PB	4.500%	11/15/39	47,972	45,853
FHLMC, Series 3617, Class PC	4.500%	12/15/39	65,511	63,970
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	5.948%	10/15/40	63,722	62,761
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	461,576
FHLMC, Series 3811, Class TA	5.000%	02/15/41	254,049	254,299
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,061,076	7,107,748
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.948%	07/15/41	56,365	55,880

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	$865,001	$850,011
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,717,118	3,521,952
FHLMC, Series 4074, Class JY	2.500%	07/15/42	654,000	542,185
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,758,494	2,273,092
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,335,000	982,485
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	709,852
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	7,005,445	5,543,044
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	175,974	134,423
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,554,881
FHLMC, Series 4210, Class Z	3.000%	05/15/43	892,411	702,334
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	695,070	463,103
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,032,397	977,470
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	208,870
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	814,513
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,838,490	2,150,810
FHLMC, Series 4473, Class Z	3.000%	05/15/45	420,095	330,528
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,475,633	1,332,481
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,705,913	3,353,237
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,295,489
FHLMC, Series 4857, Class H	4.000%	11/15/46	105,611	103,455
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,540,681	3,658,861
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,410,434
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	367,365
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	4,214,307	3,557,136
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,884,116	1,681,312
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,255,042	1,095,933
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,418,036	1,216,102

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	$773,482	$703,825
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	469,355
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,397,399	875,626
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	769,246
FHLMC, Series 5159, Class WZ	2.000%	01/25/50	677,139	375,438
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,192,814	1,758,835
FHLMC, Series 5057, Class DN	2.000%	03/25/50	913,693	721,599
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,433,503	1,482,197
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,342,275	966,558
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,165,563	851,216
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	142,384
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,825,810	1,898,516
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,289,130	1,668,052
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	396,159
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,344,249	966,974
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,541,402	3,013,119
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	694,166
FHLMC, Series 5072, Class DG	1.000%	02/25/51	756,518	561,136
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,665,690	801,448
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,671,854	1,551,313
FHLMC, Series 5155, Class MG	1.500%	10/25/51	994,366	795,502
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,421,171	1,119,878
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,066,643	603,911
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	879,145	752,259
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,731,015	5,657,043
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,029,942	780,730

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
FHLMC, Series 5232, Class HL	4.000%	06/25/52	$4,120,792	$3,445,865
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,432,758
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,131,321
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,809,254	4,355,075
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,169,983	4,032,037
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	105,644	102,681
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	110,526	111,739
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	40,640
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	36,576	37,274
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	75,510	79,361
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	301,611
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	125,015	127,811
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	186,066	189,794
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	200,986	207,325
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.100%	07/25/36	297,878	295,774
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	59,383	58,928
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	5.236%	08/27/36	1,600,000	1,450,875
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.830%	11/25/36	83,624	82,663
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	79,650	78,212

46 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	$131,795	$131,465
FNMA, Series 2009-103, Class MB (a)	6.869%	12/25/39	95,654	95,751
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,440,482	1,353,732
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,260,386	1,182,375
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	415,325	415,886
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	299,806
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	586,433
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	824,090	772,256
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	270,718	250,916
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	563,171
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,081,686
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	94,407	82,771
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	513,096	528,046
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,850,871	4,198,358
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	368,277
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	390,360
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	313,475
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	854,430

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	$30,871	$28,370
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,718,859	2,480,535
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,271,569
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	283,873
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	276,344
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,282,616	4,856,261
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	479,672	447,856
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,250,020	1,931,554
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,752,910
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,040,209	907,795
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	635,411	406,170
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,986,949	3,553,578
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	577,693	514,223
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,061,966
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	189,698	169,253
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	523,159
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	503,328
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,738,617	1,538,154

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	$605,098	$468,153
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,504,377	2,173,594
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	189,924	167,157
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	602,449	521,464
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	810,712	689,194
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	252,264
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,733,650	1,134,967
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,670,909	926,857
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	596,727	370,562
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,443,431	1,276,593
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	92,426
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,441,092
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	712,434
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	558,616
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,567,615
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,828,330	2,801,722
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,143,733

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	$465,313	$271,653
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	926,263	646,851
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,533,563	1,134,061
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,973,221	2,105,748
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,581,445	1,915,117
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,716,023	2,632,685
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,458,489	628,373
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,821,183	3,174,234
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,922,702	4,146,951
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,889,212
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,510,664
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	246,230	232,237
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,071,362	1,009,723
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,119,757	1,106,051
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,168,555
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	374,936	378,146
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,598,783	7,832,145
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	9,615,994	9,793,778

48 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	$3,126,074	$3,149,855
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	145,525	143,752
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	367,154	360,520
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	115,593	117,302
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	71,426	71,502
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	38,143	37,611
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	375,896
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,878,425	3,350,039
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	2,083,517	1,949,740
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	659,805
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	257,057
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	308,514	275,948
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,704,333
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	75,229
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	746,000	583,284
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	60,953	46,957
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	3,174,680	2,748,380
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,809	876,402

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	$80,052	$57,249
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,139,743	997,382
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	957,233
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,337,137	1,074,005
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	411,782
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	418,471
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	448,312	327,546
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	688,557	554,468
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,555,600	1,318,941
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	238,650
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	418,135	293,995
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,863,439	1,655,489
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,081,364
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	504,925	432,604
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	621,594	544,323
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	538,652	428,955
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	515,260	407,783
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	137,668	123,923

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	$183,240	$177,022
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,922,637	6,041,656
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	423,091
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	958,992	828,916
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	408,876
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	394,139
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,660,960	1,404,401
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,957,550	2,663,391
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,763,444	1,452,946
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	875,934	579,252
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,240,495	984,952
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,677,919	3,552,529
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	530,887	394,868
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,228,254
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	499,320	168,564
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	63,621	30,182
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	498,177	404,015

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	$598,103	$299,518
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	837,804
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	573,837	426,361
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,666	2,192,337
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	913,809
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	309,829	183,843
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	743,521
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,121,062	959,854
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,118,569	495,488
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,659,423	2,017,966
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,876,502	3,130,526
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	613,658
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,594,493	8,216,665
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,178,625	666,172
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,367,897
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,235,032
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,504,549
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,058,535

50 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	$3,595,000	$3,067,712
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,863,444
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,384,538
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,096,623
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,042,411	1,936,876
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,140,950	2,071,103
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,572,705
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,005,198
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,935,298
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	452,078
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,108,832	5,731,086
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,756,004
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,647,773	1,545,698
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,836,404	4,829,457
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,064,894
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,751,286	1,569,766
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,193,605	2,810,744

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO — 24.8% continued
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	$1,957,350	$1,927,962
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,243,231	1,149,978
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,013,276	3,170,838
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,493,975	2,447,089
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,491,015
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,382,700
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,273,674
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,662,271	6,672,087
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,655,383
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,603,636
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,177,428	8,348,071
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,422,731	4,516,074
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,237,992
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,035,918	5,457,698
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	7,078,537	7,203,073
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,061,322	8,192,964
GNMA, Series 2017-H18, Class EB (a)	4.919%	06/20/63	46,486	45,572
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	10,900,928

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO — 24.8% continued
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	5.939%	07/20/64	$186,044	$185,821
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	6.142%	05/20/66	180,040	180,058
GNMA, Series 2017-H16, Class DB (a)	4.418%	08/20/67	16,795	16,322
				420,417,222
Agency MBS CMO Derivatives — 0.3%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	1.252%	08/15/30	808,550	40,551
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	23,598	28
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	85,853	70,664
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (a)	7.500%	01/15/36	171,613	166,897
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	58,377	48,306
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.162%	05/15/36	238,993	23,634
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	77,114	67,212
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	219,950	179,579
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	869,088	652,461
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	1.172%	07/15/42	626,661	90,290
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	129,983	97,122

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO Derivatives — 0.3% continued
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	$236,714	$175,804
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	69,086	2,219
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	3.720%	10/25/31	113,709	117,811
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	256,637	225,350
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	831,970	66,296
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	455,224	30,658
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	417,934	33,552
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	386,184	54,533
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	1.150%	05/25/35	208,859	10,709
FNMA, Class (IO) (a)	5.000%	06/25/35	455,693	66,576
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	268,269	21,917
FNMA, Class (IO)	5.000%	02/25/36	330,978	42,757
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	17,931	15,816
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	516,080	93,325
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.100%	05/25/40	36,324	2,998
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	798,105	147,232
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	1.150%	09/25/42	1,611,634	162,115

52 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS CMO Derivatives — 0.3% continued
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.000%	11/25/42	$980,829	$597,541
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.000%	11/25/42	464,337	290,761
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,659
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	614,105	26,861
FNMA, Series 2003-W10, Class 3IO (IO) (a)(d)	0.034%	06/25/43	7,639,471	318
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (a)	0.600%	07/25/44	324,783	34,181
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	617,439	38,618
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	0.000%	03/16/38	1,704,118	68,994
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	1.197%	12/20/39	1,139,070	106,662
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	0.557%	02/16/41	1,291,621	125,747
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	0.747%	02/20/42	194,573	10,477
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.000%	05/20/43	1,294,967	816,513
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	591,147	35,943

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO Derivatives — 0.3% continued
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	0.597%	03/20/46	$1,582,697	$173,273
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	211,091
				5,250,051
Agency MBS Passthrough — 7.7%
FHLMC, Pool #U5-9010	4.000%	11/01/34	219,650	212,699
FHLMC, Pool #G6-1909	4.500%	12/01/37	284,266	275,235
FHLMC, Pool #G0-6085	6.500%	09/01/38	35,262	36,495
FHLMC, Pool #RB-5090	2.000%	12/01/40	15,305,397	12,861,459
FHLMC, Pool #2B-7995	2.523%	10/01/50	4,012,878	3,579,315
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,494,265	1,099,938
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,455,328	4,777,482
FHLMC, Pool #RE-6085	1.500%	02/01/51	813,666	598,941
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,243,333	905,983
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,937,929
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,724,049	3,304,896
FNMA, Pool #252409	6.500%	03/01/29	38,532	38,711
FNMA, Pool #AL5850	3.500%	10/01/29	136,203	131,985
FNMA, Pool #AS7287	3.500%	06/01/31	228,145	219,933
FNMA, Pool #AL3200	3.500%	02/01/33	201,587	190,977
FNMA, Pool #AT7120	3.500%	06/01/33	322,178	305,724
FNMA, Pool #AL5166	3.000%	11/01/33	198,272	184,249
FNMA, Pool #AL6685	4.000%	01/01/35	327,241	314,907
FNMA, Pool #MA2198	3.500%	03/01/35	216,240	204,522
FNMA, Pool #MA3050	4.500%	06/01/37	331,123	324,023
FNMA, Pool #FS7218	1.500%	02/01/42	3,102,391	2,500,330

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Agency MBS Passthrough — 7.7% continued
FNMA, Pool #AS4073	4.000%	12/01/44	$162,610	$152,259
FNMA, Pool #AS5236	4.000%	05/01/45	1,062,590	996,517
FNMA, Pool #MA2778	3.500%	10/01/46	81,893	72,098
FNMA, Pool #BM6530	3.000%	10/01/48	301,203	264,435
FNMA, Pool #BM6732	4.000%	11/01/48	15,819,719	14,795,278
FNMA, Pool #CA6940	2.247%	09/01/50	2,456,193	2,175,304
FNMA, Pool #BP7449	2.041%	10/01/50	864,446	792,431
FNMA, Pool #BM6452	2.114%	10/01/50	3,357,357	2,952,545
FNMA, Pool #BQ5239	2.222%	10/01/50	1,795,752	1,654,054
FNMA, Pool #MA4199	1.500%	11/01/50	786,139	578,830
FNMA, Pool #CA8249	1.500%	12/01/50	7,890,064	5,926,733
FNMA, Pool #BK8466	2.241%	12/01/50	1,050,419	927,789
FNMA, Pool #MA4294	1.500%	03/01/51	1,703,456	1,241,602
FNMA, Pool #BR9977	1.782%	06/01/51	2,813,468	2,426,203
GNMA, Pool #MA5738M	4.000%	02/20/34	150,817	146,599
GNMA, Pool #MA7385M	2.000%	06/20/36	1,407,049	1,183,799
GNMA, Pool #784279	5.500%	11/15/38	249,169	251,078
GNMA, Pool #711522X	4.500%	07/15/40	222,774	220,860
GNMA, Pool #784991	3.000%	04/20/46	3,711,191	3,233,765
GNMA, Pool #78541	4.500%	06/15/46	90,136	87,958
GNMA, Pool #784792	4.500%	08/20/49	470,163	433,943
GNMA, Pool #MA7248	3.000%	03/20/51	1,035,528	876,428
GNMA, Pool #CI6717	3.000%	10/20/51	1,971,486	1,717,618
GNMA, Pool #MA7929M	3.500%	03/20/52	7,282,451	6,397,537
GNMA, Pool #787258	3.500%	08/20/52	10,127,437	8,961,760
GNMA, Pool #CM7497C	5.000%	08/20/52	6,687,896	6,409,300

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS Passthrough — 7.7% continued
GNMA, Pool #CX4361C	8.000%	11/20/53	$6,983,959	$7,155,276
GNMA, Pool #MA9367	8.000%	12/20/53	13,177,900	13,687,495
GNMA, Pool #CR2128	3.000%	04/20/55	826,082	703,082
GNMA, Pool #CN5057	4.500%	07/20/62	2,435,200	2,276,017
GNMA, Pool #CN5236C	4.000%	08/20/62	6,504,999	5,916,526
GNMA, Pool #CN5237	4.500%	08/20/62	2,191,254	2,048,013
GNMA, Pool #CQ3549	3.000%	10/20/62	224,255	190,846
GNMA, Pool #CS5780	3.000%	02/20/63	329,910	280,762
				131,140,473
ARM — 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	5.937%	12/25/33	4,228	4,040

Auto Loan — 3.3%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,419,939
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	837,802	842,209
ACM Auto Trust, Series 2024-1A, Class A (c)	7.710%	01/21/31	2,339,856	2,348,747
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,485,000	2,552,112
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	75,489	75,173
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,592,627
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,004,057

54 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Auto Loan — 3.3% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class C (c)	7.650%	07/15/30	$2,870,000	$2,900,055
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	786,860	786,947
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,501,865
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	3,098,127
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	1,500,000	1,538,360
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	8,060,000	7,737,813
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,303,444
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,841,119
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	375,628	376,234
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	1,435,689	1,444,979
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,063,928
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,500,000	5,582,754

	Coupon	Maturity	Shares/ Par Value	Fair Value
Auto Loan — 3.3% continued
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	$4,000,000	$4,003,679
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	886,556	890,203
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	84,639	84,453
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	945,139	948,085
				56,936,909
CRE/CLO — 1.9%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,120,104
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,109,733
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	7.196%	12/18/37	1,850,000	1,790,088
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.046%	12/18/37	1,000,000	962,034
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.546%	12/18/37	675,000	642,256
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	9.172%	06/17/39	900,000	901,688
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.843%	11/15/37	1,931,589	1,880,085

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
CRE/CLO — 1.9% continued
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (a)(c)	7.193%	11/15/37	$2,500,000	$2,367,335
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (a)(c)	6.335%	02/15/38	3,812,494	3,665,232
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	6.835%	02/15/38	2,240,000	2,053,507
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(d)	7.385%	02/15/38	2,270,000	1,911,013
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (a)(c)	7.193%	05/15/38	1,600,000	1,362,966
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(d)	7.693%	05/15/38	2,250,000	1,771,990
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (a)(c)	7.385%	02/18/38	3,000,000	2,877,552
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (a)(c)	6.743%	02/15/39	2,350,000	2,271,430
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.068%	09/17/37	750,000	755,470
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(c)	6.444%	08/09/37	401,289	399,318
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.244%	08/09/37	1,700,000	1,681,482

	Coupon	Maturity	Shares/ Par Value	Fair Value
CRE/CLO — 1.9% continued
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.523%	09/15/36	$127,351	$127,299
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(c)	7.593%	09/15/36	1,400,000	1,363,534
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (a)(c)	7.543%	10/15/34	856,875	840,070
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (a)(c)	7.893%	10/15/34	1,000,000	953,577
				32,807,763
Credit Cards — 2.1%
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	311,418	309,967
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	3,000,000	2,949,325
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,425,303
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,378,072
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,333,543
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	243,592	243,156
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	1,003,000	932,623

56 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Credit Cards — 2.1% continued
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	$1,500,000	$1,498,915
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,496,381
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,498,505
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,035,171
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,522,983
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,000,000	5,026,977
Mission Lane Credit Card Master Trust, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,863,519
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	3,000,000	2,997,146
				35,511,586
Equipment — 0.7%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	1,562,735	1,568,883
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	181,322	171,530

	Coupon	Maturity	Shares/ Par Value	Fair Value
Equipment — 0.7% continued
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	$401,962	$366,157
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	2,984,292	3,008,075
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,880,398
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,498,757
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,473,884
Stellar Jay Ireland Dac, Series 2021-1, Class B (c)	5.926%	10/15/41	767,919	637,511
				12,605,195
HECM — 4.7%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	533,990	378,018
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(d)	3.000%	07/25/62	1,060,610	804,133
Brean Asset Backed Securities, Series 2022-RM5, Class A (c)	4.500%	09/25/62	5,066,980	4,702,611
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(d)	4.500%	09/25/62	2,484,363	1,974,128
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(d)	4.500%	09/25/62	2,808,410	2,143,498

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
HECM — 4.7% continued
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(d)	5.250%	01/25/63	$2,898,708	$2,447,983
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(d)	5.250%	01/25/63	2,898,708	2,366,270
Brean Asset Backed Securities, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,090,182	2,759,690
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	2,935,673	2,338,702
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	9,840,273	9,212,051
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,304,401
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,071,971	2,494,131
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,979,563	1,951,095
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	$1,500,000	$1,409,269
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	2,000,000	1,650,670

	Coupon	Maturity	Shares/ Par Value	Fair Value
HECM — 4.7% continued
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (c)	3.000%	06/25/34	$4,000,000	$3,322,868
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	2,000,000	1,762,002
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (c)	5.084%	02/25/32	1,650,000	1,595,359
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (a)(c)	6.000%	08/01/32	2,475,000	2,381,238
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,497,359
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,302,649
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	2,904,626
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,364,655
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	2,066,005	1,946,762
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,335,869
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	4,155,873	3,578,822
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	2,035,452	1,756,877

58 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
HECM — 4.7% continued
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	$1,100,000	$667,051
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,975,000	4,526,807
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,061,445
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,000,000	743,873
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	655,425
				79,340,337
Hospitality — 0.4%
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,870,000	1,650,419
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (a)(c)	7.774%	05/15/38	1,500,000	1,492,632
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,493,814
				6,636,865
Laboratory — 0.1%
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	2,160,000	1,730,153

Manufactured Housing — 0.0% (e)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	100,000	93,430

	Coupon	Maturity	Shares/ Par Value	Fair Value
Multifamily — 0.9%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.939%	11/25/24	$827,035	$821,595
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.642%	12/25/24	603,756	598,129
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.589%	02/25/25	213,477	211,154
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.489%	10/25/25	491,756	480,307
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (a)(c)	7.592%	01/25/26	1,350,865	1,322,392
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.589%	01/25/28	236,208	225,897
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (a)(c)	7.389%	03/25/28	1,913,383	1,778,601
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	7.489%	06/25/28	1,438,424	1,345,036
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.342%	07/25/28	338,254	321,706
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.689%	01/25/29	1,399,949	1,324,767

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Multifamily — 0.9% continued
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.689%	08/25/29	$333,361	$314,512
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.135%	07/25/41	2,506,278	2,365,965
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.335%	01/25/51	1,354,272	1,345,902
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	7.635%	11/25/51	1,673,777	1,644,672
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	9.585%	05/25/52	1,929,367	1,970,563
				16,071,198
Non-Agency MBS 2.0 — 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.885%	02/25/50	636,298	578,508
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.635%	03/25/51	590,892	574,881
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.135%	03/25/51	1,635,254	1,628,971
				2,782,360
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-1, Class A (c)	0.985%	11/25/50	$553,310	$541,679
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	700,000	652,947
				1,194,626
Office — 1.0%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	6.581%	10/15/43	3,500,000	3,333,924
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	7.131%	10/15/43	10,750,000	9,729,782
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(c)	7.681%	10/15/43	4,000,000	3,507,513
				16,571,219
Residential Transition Loan — 2.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	692,068	674,137
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	160,946	157,572
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	830,065	807,387
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	2,300,000	2,299,905

60 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Residential Transition Loan — 2.1% continued
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	$700,000	$693,330
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,981,000	1,958,443
LHOME Mortgage Trust, Series 2022-RTL1, Class A2 (c)	4.948%	02/25/27	1,355,000	1,311,794
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,191,379
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,493,211
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,000,000	1,995,095
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (c)	9.537%	03/25/29	1,500,000	1,509,474
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,002,425
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	833,728	818,545
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	2,000,000	2,000,370
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,498,526
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	584,193	582,317

	Coupon	Maturity	Shares/ Par Value	Fair Value
Residential Transition Loan — 2.1% continued
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	$3,500,000	$3,365,159
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	971,647
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	5,972,409
				35,303,125
Retail — 0.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	6.881%	02/15/40	2,123,200	2,101,989
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.231%	02/15/40	580,000	572,755
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.931%	02/15/40	2,324,000	2,312,939
				4,987,683
Second Lien — 1.0%
HTAP, Series 2024-1, Class A (c)	7.000%	04/25/37	5,000,000	4,889,579
HTAP, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,401,606
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	9,924,208	9,774,255
				17,065,440
Single Family Rental — 1.4%
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	1,790,588	1,772,159

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Single Family Rental — 1.4% continued
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	$2,606,567	$2,557,828
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/17/52	3,836,289	3,744,384
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	6,726,741	6,400,196
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	961,012	876,427
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,704	424,352
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,036,168	3,700,508
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	2,000,000	1,835,787
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,732,761
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,289,964
				24,334,366
Small Business — 1.3%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	4,000,000	3,995,730
Credibility Asset Securitization, Series 2024-1A, Class C (c)	8.620%	11/15/29	3,500,000	3,496,334

	Coupon	Maturity	Shares/ Par Value	Fair Value
Small Business — 1.3% continued
FORA Financial Asset Securitization, Series 2021-1A, Class A (c)	2.620%	05/15/27	$1,850,000	$1,793,414
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	395,080
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	3,000,000	2,929,493
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	3,000,000	2,879,474
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (a)(c)	7.950%	02/25/44	185,526	184,156
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	9.250%	02/25/44	48,823	48,543
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (a)(c)	7.600%	12/25/44	162,566	161,265
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.750%	10/25/49	1,054,330	1,041,094
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	9.250%	07/25/50	2,628,751	2,612,021
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	3,350,000	3,447,058
				22,983,662

62 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Student Loan — 0.4%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$50,101	$47,785
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	46,065	43,820
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	136,200	127,870
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(c)	6.860%	12/28/48	79,117	79,123
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	381,440	339,444
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	289,718	260,543
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	868,913	851,348
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.710%	07/25/51	221,917	220,287
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	188,032
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,477,657
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	353,916
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	456,497

	Coupon	Maturity	Shares/ Par Value	Fair Value
Student Loan — 0.4% continued
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	$750,000	$663,270
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,412,483
				6,522,075
Unsecured Consumer — 4.5%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,277,999
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,500,000	2,535,178
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,048,337
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,485,813
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	5,000,000	5,090,088
Affirm, Inc., Series 2024-A, Class C (c)	6.160%	02/15/29	1,600,000	1,594,655
Affirm, Inc., Series 2024-A, Class D (c)	6.890%	02/15/29	1,055,000	1,055,951
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	1,042,915	1,047,761
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,000,000	2,027,951
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,526,128	1,509,615
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,036,656
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	5,500,000	5,528,955

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Unsecured Consumer — 4.5% continued
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	$1,195,000	$1,109,949
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	507,443
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	660,387
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	1,981,908
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	887,940
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,022,482	990,379
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	988,039
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	5,955,330	5,957,831
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,750,000	3,751,263
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,000,223
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	$3,025,742	$2,863,932
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	2,536,752	2,432,635
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,470,897

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 4.5% continued
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	$2,260,000	$2,147,931
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,547,140
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	1,446,278	1,452,717
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	3,998,222	4,022,364
Purchasing Power Funding, Series 2024-A, Class D (c)	7.260%	08/15/28	2,230,000	2,236,214
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,036,718	1,027,118
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	2,997,714
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,157,026
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	459,965	454,850
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,102,456
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	552,356
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,166,613
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,119,417	1,089,354

64 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 65.2% continued
Unsecured Consumer — 4.5% continued
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	$662,263	$657,419
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	179,869	177,381
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	706,686	704,819
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	551,287	538,855
				76,874,112

Total Securitized
(Cost $1,141,353,048)				$1,107,981,019

Treasury — 14.9%
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,749,414
U.S. Treasury STRIPS	0.125%	04/15/26	5,974,950	5,707,652
U.S. Treasury Notes (b)	2.250%	08/15/27	2,000,000	1,868,672
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	9,655,508
U.S. Treasury Notes	1.250%	09/30/28	21,000,000	18,453,750
U.S. Treasury Notes (b)	3.875%	11/30/29	10,000,000	9,767,188
U.S. Treasury Notes	0.625%	08/15/30	25,000,000	20,035,156
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,446,602
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,365,829
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,418,874
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,671,217
U.S. Treasury STRIPS	0.000%	08/15/34	10,000,000	6,366,268
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,145,684
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,071,155
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	8,880,647

	Coupon	Maturity	Shares/ Par Value	Fair Value
Treasury — 14.9% continued
U.S. Treasury STRIPS	0.000%	02/15/37	$15,000,000	$8,445,654
U.S. Treasury STRIPS	0.000%	02/15/38	10,000,000	5,338,702
U.S. Treasury STRIPS	0.000%	11/15/38	10,000,000	5,138,430
U.S. Treasury Bonds	1.125%	08/15/40	31,000,000	18,876,094
U.S. Treasury Bonds	1.375%	11/15/40	30,000,000	18,929,297
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	6,617,472
U.S. Treasury STRIPS	0.625%	02/15/43	24,535,260	18,418,323
U.S. Treasury STRIPS	0.000%	08/15/43	10,000,000	3,977,723
U.S. Treasury Bonds	2.250%	08/15/46	35,000,000	23,331,055
U.S. Treasury Bonds	3.000%	02/15/48	27,000,000	20,544,258
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,912,500
U.S. Treasury Bonds	1.625%	11/15/50	26,000,000	14,235,000
Total Treasury
(Cost $268,713,887)				$252,368,124

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

	Shares	Fair Value
Registered Investment Companies - 1.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.36% (f)	20,822,733	$20,828,980
State Street Navigator Securities Lending Portfolio I, 5.22% (f)(g)	10,092,048	10,092,048
Total Registered Investment Companies
(Cost $30,919,033)		$30,921,028

Total Investment Securities — 100.6%
(Cost $1,763,645,036)		$1,708,110,281

Liabilities in Excess of Other Assets — (0.6)%		(10,077,924)

Net Assets — 100.0%		$1,698,032,357

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $22,056,804.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2024 was $556,952,946, representing 32.8% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2024 was $13,797,352 representing 0.8% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2024.
(g)	This security was purchased using cash collateral held from securities on loan.

BKNT — Bank Note

BV — Besloten Vennootschap

CV — Convertible Security

GMNT — Global Medium-Term Note

IO — Interest Only

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

SA — Societe Anonyme

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TSFR— CME Term SOFR

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$157,911,947	$1,076,777,658	$104,665,308
Investment in affiliated securities, at cost	—	10,180,594	—
Investment in unaffiliated securities, at fair value*	$237,535,087	$1,355,945,445	$157,354,124
Investment affiliated securities, at fair value	—	10,026,042	—
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $114,052, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	—	101,910,603	5,739
Receivable for fund shares issued	18,927	3,482,153	38,338
Receivable for dividends and interest	153,884	1,352,573	181,843
Tax reclaims receivable	—	—	—
Total Assets	237,707,898	1,472,716,816	157,580,044

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $573,400,185, $—, $—, and $—)	—	—	—
Due to custodian	—	—	—
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	426,259	106,556,193	72,115
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	11,377,374	21,210,433	776,779
Payable to Investment Adviser	147,426	895,882	77,484
Payable to Administrator	31,525	130,821	21,305
Accrued distribution fees	12,652	7,600	828
Other accrued expenses	300	300	300
Total Liabilities	11,995,536	128,801,229	948,811

Net Assets	$225,712,362	$1,343,915,587	$156,631,233

Components of Net Assets
Paid-in capital	$115,995,569	$933,730,405	$93,804,428
Accumulated earnings (deficit)	109,716,793	410,185,182	62,826,805
Net Assets	$225,712,362	$1,343,915,587	$156,631,233
Net Assets
Investor Shares	$61,972,983	$36,618,641	$4,011,416
Class I Shares	$144,965,078	$656,316,619	$144,704,762
Class Y Shares	$18,774,301	$650,980,327	$7,915,055
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	2,548,735	1,436,441	234,780
Class I Shares	5,767,405	25,576,571	8,474,996
Class Y Shares	744,340	25,284,852	461,625
Net Asset Value, offering and redemption price per share:
Investor Shares	$24.32	$25.49	$17.09
Class I Shares	$25.14	$25.66	$17.07
Class Y Shares	$25.22	$25.75	$17.15
* Includes value of securities on loan	$23,623,934	$54,627,883	$1,576,737

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$6,479,057,668	$26,253,143	$383,521,292	$1,566,853,544	$128,485,262	$2,650,525,245	$1,763,645,036
—	—	—	—	—	—	—
$8,513,287,292	$31,097,600	$534,688,689	$2,206,118,733	$141,168,789	$2,635,737,411	$1,708,110,281
—	—	—	—	—	—	—
—	—	—	—	—	19,267,973	111,691
—	—	—	—	114,055	—	—
—	—	—	588,928,307	—	—	—
—	—	77,937	81,000,000	—	15,230,609	21,471
9,809,131	28,539	713,415	490,993	34,872	8,617,158	1,834,777
6,354,452	16,987	280,754	3,940,099	286,390	7,139,142	8,116,289
—	—	—	—	142,492	—	—
8,529,450,875	31,143,126	535,760,795	2,880,478,132	141,746,598	2,685,992,293	1,718,194,509

—	—	—	575,630,145	—	—	—
437,443	3,039	22,329	81,484	—	—	—
—	—	531,590	602,598	—	102,660,479	8,752,724
8,960,747	1	164,649	979,605	2,866	843,136	689,933
—	—	—	135,737	—	—	—
19,138,525	—	926,625	467,138,692	8,104,734	86,921,925	10,092,048
3,485,091	12,749	306,187	1,354,314	71,613	634,622	412,448
915,657	2,591	70,159	254,266	11,835	304,707	214,258
65,984	74	7,359	25,853	240	6,333	441
300	300	300	300	9,633	300	300
33,003,747	18,754	2,029,198	1,046,202,994	8,200,921	191,371,502	20,162,152

$8,496,447,128	$31,124,372	$533,731,597	$1,834,275,138	$133,545,677	$2,494,620,791	$1,698,032,357

$5,860,021,915	$25,474,614	$360,500,152	$1,071,660,022	$120,344,572	$2,524,261,783	$1,775,576,698
2,636,425,213	5,649,758	173,231,445	762,615,116	13,201,105	(29,640,992)	(77,544,341)
$8,496,447,128	$31,124,372	$533,731,597	$1,834,275,138	$133,545,677	$2,494,620,791	$1,698,032,357

$317,524,954	$360,079	$35,805,947	$125,460,695	$1,042,839	$32,092,014	$2,184,948
$5,321,841,228	$12,923,948	$445,421,362	$1,651,203,113	$62,466,218	$2,412,938,590	$1,491,317,691
$2,857,080,946	$17,840,345	$52,504,288	$57,611,330	$70,036,620	$49,590,187	$204,529,718

9,429,889	27,939	1,517,688	4,386,902	58,928	3,273,329	244,289
157,456,939	1,005,603	18,577,858	55,637,579	3,519,436	246,061,171	167,300,532
84,421,479	1,385,744	2,177,291	1,928,054	3,936,779	5,050,435	22,929,951

$33.67	$12.89	$23.59	$28.60	$17.70	$9.80	$8.94
$33.80	$12.85	$23.98	$29.68	$17.75	$9.81	$8.91
$33.84	$12.87	$24.11	$29.88	$17.79	$9.82	$8.92
$129,765,876	—	$12,276,851	$455,276,360	$8,078,968	$95,168,743	$22,056,804

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2024 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$2,095,044	$15,751,373	$1,656,425	$93,839,324	$328,803
Income distributions from affiliated investments	—	317,613	—	—	—
Securities lending income	16,650	59,725	1,203	85,930	28
Foreign taxes withheld	(407)	—	(1,902)	—	—
Total Investment Income	2,111,287	16,128,711	1,655,726	93,925,254	328,831

Expenses
Investment advisory fees	916,815	5,786,422	487,478	21,406,746	74,276
Administration fees	196,175	855,751	134,117	5,600,628	14,954
Distribution and service fees — Investor	77,353	50,420	5,323	414,482	415
Other fees	989	3,577	921	17,574	647
Total Expenses	1,191,332	6,696,170	627,839	27,439,430	90,292
Advisory fees waived by Adviser	—	(17,091)	—	—	—
Net Expenses	1,191,332	6,679,079	627,839	27,439,430	90,292

Net Investment Income	919,955	9,449,632	1,027,887	66,485,824	238,539

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	25,495,803	125,697,358	13,016,877	511,493,143	1,415,990
Net realized gains from in-kind redemptions	—	33,942,468	—	11,927,744	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(18,671,198)	(153,886,476)	(6,627,878)	(65,271,033)	609,154
Net change in unrealized appreciation (depreciation) on affiliated investments	—	120,608	—	—	—
Net Realized and Unrealized Gains on Investments	6,824,605	5,873,958	6,388,999	458,149,854	2,025,144

Change in Net Assets from Operations	$7,744,560	$15,323,590	$7,416,886	$524,635,678	$2,263,683

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2024 (Unaudited)

	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$4,818,681	$17,270,010	$2,100,035	$5,227,111	$1,013,692
Securities lending income	8,964	245,867	14,964	27,762	30,505
Rebates on short sales, net of fees	—	13,852,082	—	—	—
Foreign taxes withheld	—	(48,840)	(158,646)	—	—
Interest	—	2,385,373	—	55,537,157	40,877,942
Total Investment Income	4,827,645	33,704,492	1,956,353	60,792,030	41,922,139

Expenses
Investment advisory fees	1,759,672	8,097,386	414,437	3,283,609	2,444,808
Administration fees	403,129	1,519,944	67,949	1,574,395	1,281,761
Distribution and service fees — Investor	43,941	157,206	1,453	34,276	2,412
Other fees	1,441	4,254	18,938	4,732	3,938
Dividend expense	—	3,619,237	—	—	—
Total Expenses	2,208,183	13,398,027	502,777	4,897,012	3,732,919
Advisory fees waived by Adviser	—	—	—	—	—
Net Expenses	2,208,183	13,398,027	502,777	4,897,012	3,732,919

Net Investment Income	2,619,462	20,306,465	1,453,576	55,895,018	38,189,220

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	22,284,222	106,501,254	414,469	8,892,583	552,766
Net realized gains on closed short positions	—	1,312,826	—	—	—
Net realized losses on foreign currency transactions	—	—	(14,594)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	6,209,812	49,998,037	6,078,910	18,684,556	(24,120,965)
Net changes in unrealized appreciation (depreciation) on short positions	—	(4,504,675)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	28,494,034	153,307,442	6,478,785	27,577,139	(23,568,199)

Change in Net Assets from Operations	$31,113,496	$173,613,907	$7,932,361	$83,472,157	$14,621,021

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
From Operations
Net investment income	$919,955	$3,125,370	$9,449,632	$20,315,588
Net realized gains on investment transactions	25,495,803	68,890,230	159,639,826	100,745,938
Net change in unrealized appreciation (depreciation) on investments	(18,671,198)	(16,670,042)	(153,765,868)	50,432,415
Change in Net Assets from Operations	7,744,560	55,345,558	15,323,590	171,493,941

Distributions to Shareholders
Investor	—	(17,793,658)	—	(436,019)
Class I	—	(38,439,736)	—	(15,004,237)
Class Y	—	(4,457,136)	—	(17,087,711)
Change in Net Assets from Distributions to Shareholders	—	(60,690,530)	—	(32,527,967)
Change in Net Assets from Capital Transactions	(12,912,177)	(49,656,523)	(289,090,102)	(423,601,312)

Total Change in Net Assets	(5,167,617)	(55,001,495)	(273,766,512)	(284,635,338)

Net Assets:
Beginning of period	230,879,979	285,881,474	1,617,682,099	1,902,317,437
End of period	$225,712,362	$230,879,979	$1,343,915,587	$1,617,682,099

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$6,153,133	$15,800,455	$740,833	$10,147,371
Reinvested distributions	—	16,389,099	—	415,784
Payments for shares redeemed	(8,765,752)	(46,867,970)	(8,787,172)	(144,105,451)
Change in Net Assets from Investor Share Transactions	(2,612,619)	(14,678,416)	(8,046,339)	(133,542,296)
Class I
Proceeds from shares sold	11,166,636	30,049,152	23,302,835	69,907,016
Reinvested distributions	—	35,138,450	—	11,390,598
Payments for shares redeemed	(21,154,735)	(100,706,565)	(132,793,135)	(201,856,543)
Change in Net Assets from Class I Share Transactions	(9,988,099)	(35,518,963)	(109,490,300)	(120,558,929)
Class Y
Proceeds from shares sold	948,273	1,467,274	68,335,663	230,283,137
Reinvested distributions	—	4,457,136	—	16,347,339
Payments for shares redeemed	(1,259,732)	(5,383,554)	(239,889,126)	(416,130,563)
Change in Net Assets from Class Y Share Transactions	(311,459)	540,856	(171,553,463)	(169,500,087)
Change in Net Assets from Capital Transactions	$(12,912,177)	$(49,656,523)	$(289,090,102)	$(423,601,312)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Share Transactions:
Investor
Issued	253,928	581,740	28,837	420,432
Reinvested	—	681,757	—	16,357
Redeemed	(365,652)	(1,780,754)	(338,857)	(5,808,766)
Change in Shares Outstanding	(111,724)	(517,257)	(310,020)	(5,371,977)
Class I
Issued	460,642	1,090,792	903,647	2,866,071
Reinvested	—	1,413,534	—	442,987
Redeemed	(856,200)	(3,651,567)	(5,083,069)	(8,462,203)
Change in Shares Outstanding	(395,558)	(1,147,241)	(4,179,422)	(5,153,145)
Class Y
Issued	38,480	53,095	2,583,052	9,299,644
Reinvested	—	178,631	—	633,849
Redeemed	(50,962)	(197,825)	(9,207,883)	(17,600,745)
Change in Shares Outstanding	(12,482)	33,901	(6,624,831)	(7,667,252)
Change in Total Shares Outstanding	(519,764)	(1,630,597)	(11,114,273)	(18,192,374)

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
From Operations
Net investment income	$1,027,887	$436,647	$66,485,824	$122,591,297
Net realized gains on investment transactions	13,016,877	9,916,702	523,420,887	308,005,815
Net change in unrealized appreciation (depreciation) on investments	(6,627,878)	2,833,924	(65,271,033)	630,472,471
Change in Net Assets from Operations	7,416,886	13,187,273	524,635,678	1,061,069,583

Distributions to Shareholders
Investor	—	(98,589)	—	(10,067,995)
Class I	—	(4,608,435)	—	(193,440,234)
Class Y	—	(257,199)	—	(108,212,754)
Change in Net Assets from Distributions to Shareholders	—	(4,964,223)	—	(311,720,983)
Change in Net Assets from Capital Transactions	(13,303,968)	(33,937,687)	(440,116,290)	(827,413,517)

Total Change in Net Assets	(5,887,082)	(25,714,637)	84,519,388	(78,064,917)

Net Assets:
Beginning of period	161,518,315	187,232,952	8,411,927,740	8,489,992,657
End of period	$155,631,233	$161,518,315	$8,496,447,128	$8,411,927,740

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$59,771	$1,029,195	$15,378,750	$74,713,186
Reinvested distributions	—	93,772	—	8,454,785
Payments for shares redeemed	(676,425)	(20,716,969)	(49,663,735)	(589,822,438)
Change in Net Assets from Investor Share Transactions	(616,654)	(19,594,002)	(34,284,985)	(506,654,467)
Class I
Proceeds from shares sold	6,177,509	25,681,855	389,865,314	758,842,787
Reinvested distributions	—	4,476,580	—	162,911,099
Payments for shares redeemed	(18,139,090)	(39,774,953)	(619,491,016)	(1,576,289,792)
Change in Net Assets from Class I Share Transactions	(11,961,581)	(9,616,518)	(229,625,702)	(654,535,906)
Class Y
Proceeds from shares sold	436,840	1,257,118	238,259,090	646,662,800
Reinvested distributions	—	256,745	—	99,542,199
Payments for shares redeemed	(1,162,573)	(6,241,030)	(414,464,693)	(412,428,143)
Change in Net Assets from Class Y Share Transactions	(725,733)	(4,727,167)	(176,205,603)	333,776,856
Change in Net Assets from Capital Transactions	$(13,303,968)	$(33,937,687)	$(440,116,290)	$(827,413,517)

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Share Transactions:
Investor
Issued	3,469	65,994	465,842	2,540,886
Reinvested	—	5,734	—	266,805
Redeemed	(39,631)	(1,361,985)	(1,493,787)	(19,262,388)
Change in Shares Outstanding	(36,162)	(1,290,257)	(1,027,945)	(16,454,697)
Class I
Issued	362,681	1,692,539	11,734,565	25,373,487
Reinvested	—	272,193	—	5,104,258
Redeemed	(1,059,399)	(2,592,945)	(18,711,250)	(52,572,453)
Change in Shares Outstanding	(696,718)	(628,213)	(6,976,685)	(22,094,708)
Class Y
Issued	25,632	80,145	7,107,273	21,170,495
Reinvested	—	15,543	—	3,114,246
Redeemed	(68,049)	(403,347)	(12,307,896)	(13,694,916)
Change in Shares Outstanding	(42,417)	(307,659)	(5,200,623)	10,589,825
Change in Total Shares Outstanding	(775,297)	(2,226,129)	(13,205,253)	(27,959,580)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
From Operations
Net investment income	$238,539	$384,679	$2,619,462	$2,207,498
Net realized gains (losses) on investment transactions	1,415,990	(225,458)	22,284,222	3,416,850
Net change in unrealized appreciation (depreciation) on investments	609,154	3,980,986	6,209,812	99,562,501
Change in Net Assets from Operations	2,263,683	4,140,207	31,113,496	105,186,849

Distributions to Shareholders
Investor	—	(3,176)	—	(88,231)
Class I	—	(141,837)	—	(2,113,285)
Class Y	—	(239,374)	—	(298,772)
Change in Net Assets from Distributions to Shareholders	—	(384,387)	—	(2,500,288)
Change in Net Assets from Capital Transactions	1,224,161	733,474	32,946,579	43,034,594

Total Change in Net Assets	3,487,844	4,489,294	64,060,075	145,721,155

Net Assets:
Beginning of period	27,636,528	23,147,234	469,671,522	323,950,367
End of period	$31,124,372	$27,636,528	$533,731,597	$469,671,522

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$42,136	$251,746	$7,609,441	$4,950,053
Reinvested distributions	—	3,176	—	80,577
Payments for shares redeemed	(174)	(13,671)	(5,770,755)	(9,365,608)
Change in Net Assets from Investor Share Transactions	41,962	241,251	1,838,686	(4,334,978)
Class I
Proceeds from shares sold	2,178,684	1,533,948	90,216,344	141,814,001
Reinvested distributions	—	141,837	—	1,979,277
Payments for shares redeemed	(807,968)	(1,610,701)	(59,556,225)	(73,692,896)
Change in Net Assets from Class I Share Transactions	1,370,716	65,084	30,660,119	70,100,382
Class Y
Proceeds from shares sold	474,629	1,603,184	9,893,007	5,442,044
Reinvested distributions	—	239,374	—	266,191
Payments for shares redeemed	(663,146)	(1,415,419)	(9,445,233)	(28,439,045)
Change in Net Assets from Class Y Share Transactions	(188,517)	427,139	447,774	(22,730,810)
Change in Net Assets from Capital Transactions	$1,224,161	$733,474	$32,946,579	$43,034,594

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Share Transactions:
Investor
Issued	3,255	23,389	326,265	250,852
Reinvested	—	265	—	3,622
Redeemed	(13)	(1,215)	(246,782)	(507,929)
Change in Shares Outstanding	3,242	22,439	79,483	(253,455)
Class I
Issued	173,374	147,388	3,776,053	7,202,460
Reinvested	—	11,899	—	87,580
Redeemed	(62,446)	(150,883)	(2,537,497)	(3,729,114)
Change in Shares Outstanding	110,928	8,404	1,238,556	3,560,926
Class Y
Issued	37,914	155,371	407,446	271,180
Reinvested	—	20,048	—	11,716
Redeemed	(55,899)	(134,407)	(396,594)	(1,405,374)
Change in Shares Outstanding	(17,985)	41,012	10,852	(1,122,478)
Change in Total Shares Outstanding	96,185	71,855	1,328,891	2,184,993

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
From Operations
Net investment income	$20,306,465	$38,156,724	$1,453,576	$1,183,998
Net realized gains (losses) on investment transactions	106,501,254	39,004,424	414,469	(5,533)
Net realized gains on closed short positions	1,312,826	13,002,068	—	—
Net realized losses on foreign currency transactions	—	—	(14,594)	(10,983)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	49,998,037	161,159,820	6,078,910	11,027,004
Net change in unrealized appreciation (depreciation) on short positions	(4,504,675)	(49,433,192)	—	—
Change in Net Assets from Operations	173,613,907	201,889,844	7,932,361	12,194,486

Distributions to Shareholders
Investor	—	(4,845,636)	—	(7,467)
Class I	—	(63,395,852)	—	(466,186)
Class Y	—	(2,498,805)	—	(714,717)
Change in Net Assets from Distributions to Shareholders	—	(70,740,293)	—	(1,188,370)
Change in Net Assets from Capital Transactions	(64,812,409)	(158,132,898)	16,384,933	46,623,232

Total Change in Net Assets	108,801,498	(26,983,347)	24,317,294	57,629,348

Net Assets:
Beginning of period	1,725,473,640	1,752,456,987	109,228,383	51,599,035
End of period	$1,834,275,138	$1,725,473,640	$133,545,677	$109,228,383

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$4,266,628	$6,005,940	$312,801	$745,059
Reinvested distributions	—	4,387,393	—	7,467
Payments for shares redeemed	(13,714,190)	(23,441,648)	(364,269)	(60,376)
Change in Net Assets from Investor Share Transactions	(9,447,562)	(13,048,315)	(51,468)	692,150
Class I
Proceeds from shares sold	110,140,058	218,073,690	17,756,657	30,692,403
Reinvested distributions	—	53,076,217	—	465,994
Payments for shares redeemed	(158,330,279)	(448,196,872)	(2,654,804)	(2,221,609)
Change in Net Assets from Class I Share Transactions	(48,190,221)	(177,046,965)	15,101,853	28,936,788
Class Y
Proceeds from shares sold	1,465,677	46,340,274	1,915,652	17,143,392
Reinvested distributions	—	836,880	—	669,646
Payments for shares redeemed	(8,640,303)	(15,214,772)	(581,104)	(818,744)
Change in Net Assets from Class Y Share Transactions	(7,174,626)	31,962,382	1,334,548	16,994,294
Change in Net Assets from Capital Transactions	$(64,812,409)	$(158,132,898)	$16,384,933	$46,623,232

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Share Transactions:
Investor
Issued	153,601	237,790	18,389	46,021
Reinvested	—	168,082	—	448
Redeemed	(493,555)	(934,396)	(20,728)	(3,882)
Change in Shares Outstanding	(339,954)	(528,524)	(2,339)	42,587
Class I
Issued	3,856,283	8,349,639	1,057,633	1,976,432
Reinvested	—	1,961,101	—	27,887
Redeemed	(5,523,599)	(17,281,093)	(152,848)	(140,673)
Change in Shares Outstanding	(1,667,316)	(6,970,353)	904,785	1,863,646
Class Y
Issued	51,586	1,872,063	111,611	1,031,707
Reinvested	—	30,719	—	40,003
Redeemed	(304,193)	(584,241)	(33,050)	(52,688)
Change in Shares Outstanding	(252,607)	1,318,541	78,561	1,019,022
Change in Total Shares Outstanding	(2,259,877)	(6,180,336)	981,007	2,925,255

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
From Operations
Net investment income	$55,895,018	$78,046,665	$38,189,220	$45,922,513
Net realized gains (losses) on investment transactions	8,892,583	(6,276,306)	552,766	(3,635,873)
Net change in unrealized appreciation (depreciation) on investments	18,684,556	47,754,284	(24,120,965)	29,247,584
Change in Net Assets from Operations	83,472,157	119,524,643	14,621,021	71,534,224

Distributions to Shareholders
Investor	(853,870)	(1,656,586)	(47,099)	(123,284)
Class I	(60,112,572)	(74,008,010)	(37,327,338)	(41,394,498)
Class Y	(1,399,758)	(3,517,623)	(4,655,612)	(4,991,535)
Change in Net Assets from Distributions to Shareholders	(62,366,200)	(79,182,219)	(42,030,049)	(46,509,317)
Change in Net Assets from Capital Transactions	859,172,301	425,763,101	206,307,015	905,233,983

Total Change in Net Assets	880,278,258	466,105,525	178,897,987	930,258,890

Net Assets:
Beginning of period	1,614,342,533	1,148,237,008	1,519,134,370	588,875,480
End of period	$2,494,620,791	$1,614,342,533	$1,698,032,357	$1,519,134,370

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023	For the six months ended June 30, 2024 (Unaudited)	For the period ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$12,331,306	$31,768,363	$637,067	$2,876,561
Reinvested distributions	799,279	1,563,714	43,928	118,172
Payments for shares redeemed	(6,624,124)	(38,298,712)	(373,663)	(4,659,423)
Change in Net Assets from Investor Share Transactions	6,506,461	(4,966,635)	307,332	(1,664,690)
Class I
Proceeds from shares sold	993,535,999	974,421,830	351,363,147	966,581,977
Reinvested distributions	48,581,470	59,052,013	33,744,676	36,970,537
Payments for shares redeemed	(190,448,228)	(584,410,542)	(238,289,408)	(182,107,153)
Change in Net Assets from Class I Share Transactions	851,669,241	449,063,301	146,818,415	821,445,361
Class Y
Proceeds from shares sold	11,369,158	8,530,952	62,574,068	103,878,334
Reinvested distributions	1,286,181	3,449,501	2,854,228	3,811,616
Payments for shares redeemed	(11,658,740)	(30,314,018)	(6,247,028)	(22,236,638)
Change in Net Assets from Class Y Share Transactions	996,599	(18,333,565)	59,181,268	85,453,312
Change in Net Assets from Capital Transactions	$859,172,301	$425,763,101	$206,307,015	$905,233,983
Share Transactions:
Investor
Issued	1,262,401	3,323,630	71,089	320,462
Reinvested	82,010	164,271	4,920	13,238
Redeemed	(679,175)	(3,996,825)	(41,712)	(524,220)
Change in Shares Outstanding	665,236	(508,924)	34,297	(190,520)
Class I
Issued	101,504,945	102,154,114	39,305,083	108,373,751
Reinvested	4,984,212	6,198,938	3,792,412	4,168,350
Redeemed	(19,518,972)	(61,227,102)	(26,830,899)	(20,640,333)
Change in Shares Outstanding	86,970,185	47,125,950	16,266,596	91,901,768
Class Y
Issued	1,159,424	893,797	7,000,034	11,734,769
Reinvested	131,785	362,271	320,881	429,270
Redeemed	(1,194,531)	(3,173,574)	(699,326)	(2,472,106)
Change in Shares Outstanding	96,678	(1,917,506)	6,621,589	9,691,933
Change in Total Shares Outstanding	87,732,099	44,699,520	22,922,482	101,403,181

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 85

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2024 (Unaudited)	$23.55	0.07	0.70	0.77	—
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)

Class I
For the six months ended June 30, 2024 (Unaudited)	$24.30	0.11	0.73	0.84	—
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)

Class Y
For the six months ended June 30, 2024 (Unaudited)	$24.38	0.12	0.72	0.84	—
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the year ended December 31, 2019.

86 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$24.32	3.27	%(E)	$61,973	1.26	%(F)	1.26	%(F)	0.59	%(F)	20	%(E)
(6.61)	(7.24)	$23.55	22.94%		$62,642	1.26%		1.26%		0.88%		41%
(4.40)	(4.55)	$25.06	(15.02)%		$79,634	1.26%		1.26%		0.34%		37	%(G)
(5.98)	(6.05)	$34.73	32.45%		$123,975	1.26%		1.26%		0.20%		20%
—	(0.10)	$30.96	(0.55)%		$117,491	1.26%		1.26%		0.05%		34%
(1.83)	(2.17)	$31.23	21.36%		$165,339	1.27%		1.27%		0.23%		22%

—	—	$25.14	3.46	%(E)	$144,965	0.97	%(F)	0.97	%(F)	0.87	%(F)	20	%(E)
(6.61)	(7.31)	$24.30	23.22%		$149,790	0.97%		0.97%		1.19%		41%
(4.40)	(4.64)	$25.67	(14.77)%		$187,656	0.97%		0.97%		0.57%		37	%(G)
(5.98)	(6.16)	$35.44	32.83%		$391,856	0.97%		0.97%		0.52%		20%
—	(0.19)	$31.49	(0.28)%		$350,375	0.97%		0.97%		0.33%		34%
(1.83)	(2.27)	$31.77	21.75%		$469,014	0.98%		0.98%		0.52%		22%

—	—	$25.22	3.45	%(E)	$18,774	0.85	%(F)	0.85	%(F)	1.00	%(F)	20	%(E)
(6.61)	(7.35)	$24.38	23.47%		$18,478	0.85%		0.85%		1.29%		41%
(4.40)	(4.67)	$25.72	(14.64)%		$18,592	0.85%		0.85%		0.69%		37	%(G)
(5.98)	(6.20)	$35.49	32.98%		$52,704	0.85%		0.85%		0.59%		20%
—	(0.23)	$31.52	(0.17)%		$56,417	0.85%		0.85%		0.46%		34%
(1.83)	(2.31)	$31.80	21.88%		$105,030	0.86%		0.86%		0.62%		22%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 87

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2024 (Unaudited)	$25.35	0.11	0.03	0.14	—
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)

Class I
For the six months ended June 30, 2024 (Unaudited)	$25.48	0.15	0.03	0.18	—
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)

Class Y
For the six months ended June 30, 2024 (Unaudited)	$25.55	0.17	0.03	0.20	—
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

88 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$25.49	0.55	%(E)	$36,619	1.21	%(F)	1.21	%(F)	0.87	%(F)	11	%(E)(G)
(0.19)	(0.26)	$25.35	11.12%		$44,270	1.21%		1.21%		0.63%		16	%(G)
(1.03)	(1.15)	$23.04	(13.86)%		$163,974	1.21%		1.21%		0.45%		25	%(G)
(1.50)	(1.55)	$28.06	30.78%		$208,110	1.20%		1.21%		0.18%		14%
(0.01)	(0.11)	$22.69	1.03%		$162,637	1.20%		1.21%		0.19%		31	%(G)
(0.94)	(1.08)	$22.57	27.33%		$183,914	1.21%		1.22%		0.21%		14%

—	—	$25.66	0.71	%(E)	$656,317	0.92	%(F)	0.92	%(F)	1.17	%(F)	11	%(E)(G)
(0.19)	(0.51)	$25.48	11.47%		$758,160	0.92%		0.92%		1.07%		16	%(G)
(1.03)	(1.22)	$23.31	(13.62)%		$813,600	0.92%		0.92%		0.74%		25	%(G)
(1.50)	(1.63)	$28.38	31.14%		$1,059,287	0.91%		0.92%		0.45%		14%
(0.01)	(0.17)	$22.93	1.31%		$889,148	0.91%		0.92%		0.49%		31	%(G)
(0.94)	(1.15)	$22.80	27.74%		$1,081,619	0.92%		0.93%		0.50%		14%

—	—	$25.75	0.78	%(E)	$650,980	0.80	%(F)	0.80	%(F)	1.29	%(F)	11	%(E)(G)
(0.19)	(0.54)	$25.55	11.62%		$815,252	0.80%		0.80%		1.21%		16	%(G)
(1.03)	(1.25)	$23.37	(13.51)%		$924,744	0.80%		0.80%		0.87%		25	%(G)
(1.50)	(1.66)	$28.45	31.24%		$1,011,010	0.79%		0.80%		0.59%		14%
(0.01)	(0.19)	$22.99	1.50%		$888,375	0.79%		0.80%		0.61%		31	%(G)
(0.94)	(1.17)	$22.84	27.82%		$1,147,458	0.80%		0.81%		0.62%		14%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 89

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2024 (Unaudited)	$16.37	0.08	0.64	0.72	—
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40	(0.04)
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)	(0.10)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)

Class I
For the six months ended June 30, 2024 (Unaudited)	$16.33	0.11	0.63	0.74	—
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45	(0.19)
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)	(0.15)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)

Class Y
For the six months ended June 30, 2024 (Unaudited)	$16.39	0.12	0.64	0.76	—
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49	(0.21)
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)	(0.17)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2019.

90 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$17.09	4.40	%(E)	$4,011	1.06	%(F)	1.06	%(F)	0.97	%(F)	10	%(E)
(0.32)	(0.36)	$16.37	9.14%		$4,435	1.06%		1.06%		0.48%		22%
(0.66)	(0.76)	$15.33	(13.66)%		$23,932	1.06%		1.06%		0.46%		19	%(G)
—	(0.06)	$18.62	30.87%		$33,006	1.06%		1.06%		0.30%		12%
(0.02)	(0.08)	$14.27	(2.01)%		$33,178	1.06%		1.06%		0.41%		52%
(0.21)	(0.26)	$14.64	25.36%		$31,997	1.06%		1.07%		0.36%		31%

—	—	$17.07	4.53	%(E)	$144,705	0.77	%(F)	0.77	%(F)	1.27	%(F)	10	%(E)
(0.32)	(0.51)	$16.33	9.44%		$149,820	0.77%		0.77%		0.90%		22%
(0.66)	(0.81)	$15.39	(13.39)%		$150,772	0.77%		0.77%		0.75%		19	%(G)
—	(0.11)	$18.69	31.29%		$229,696	0.77%		0.77%		0.60%		12%
(0.02)	(0.11)	$14.32	(1.76)%		$194,354	0.77%		0.77%		0.71%		52%
(0.21)	(0.30)	$14.69	25.82%		$177,536	0.77%		0.78%		0.68%		31%

—	—	$17.15	4.64	%(E)	$7,915	0.65	%(F)	0.65	%(F)	1.39	%(F)	10	%(E)
(0.32)	(0.53)	$16.39	9.65%		$8,263	0.65%		0.65%		0.99%		22%
(0.66)	(0.83)	$15.43	(13.31)%		$12,528	0.65%		0.65%		0.86%		19	%(G)
—	(0.13)	$18.74	31.41%		$23,739	0.65%		0.65%		0.69%		12%
(0.02)	(0.12)	$14.36	(1.66)%		$23,248	0.65%		0.65%		0.82%		52%
(0.21)	(0.31)	$14.73	25.91%		$20,454	0.65%		0.66%		0.74%		31%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 91

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$31.72	0.20	1.75	1.95
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27

Class I
For the six months ended June 30, 2024 (Unaudited)	$31.80	0.25	1.75	2.00
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40

Class Y
For the six months ended June 30, 2024 (Unaudited)	$31.82	0.27	1.75	2.02
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

92 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$33.67	6.15	%(D)	$317	0.96	%(E)	1.23	%(E)	12	%(D)(F)
(0.24)	(0.74)	(0.98)	$31.72	13.31%		$332	0.96%		1.16%		23%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%		$777	0.96%		0.87%		38	%(F)
(0.21)	(2.37)	(2.58)	$35.50	25.42%		$987	0.96%		0.68%		22	%(F)
(0.18)	(0.73)	(0.91)	$30.42	8.65%		$763	0.96%		1.04%		33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%		$1,243	0.97%		1.03%		22	%(G)

—	—	—	$33.80	6.29	%(D)	$5,322	0.67	%(E)	1.52	%(E)	12	%(D)(F)
(0.46)	(0.74)	(1.20)	$31.80	13.66%		$5,228	0.67%		1.47%		23%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%		$5,417	0.67%		1.16%		38	%(F)
(0.31)	(2.37)	(2.68)	$35.69	25.75%		$8,168	0.67%		0.97%		22	%(F)
(0.33)	(0.73)	(1.06)	$30.57	8.97%		$5,140	0.67%		1.33%		33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%		$3,878	0.68%		1.32%		22	%(G)

—	—	—	$33.84	6.35	%(D)	$2,857	0.55	%(E)	1.64	%(E)	12	%(D)(F)
(0.50)	(0.74)	(1.24)	$31.82	13.78%		$2,852	0.55%		1.60%		23%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%		$2,296	0.55%		1.28%		38	%(F)
(0.35)	(2.37)	(2.72)	$35.72	25.89%		$3,205	0.55%		1.09%		22	%(F)
(0.36)	(0.73)	(1.09)	$30.59	9.07%		$2,340	0.55%		1.45%		33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%		$1,568	0.56%		1.44%		22	%(G)

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

(G)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 93

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$11.94	0.08	0.87	0.95
For the year ended December 31, 2023	$10.33	0.13	1.61	1.74
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the six months ended June 30, 2024 (Unaudited)	$11.89	0.10	0.86	0.96
For the year ended December 31, 2023	$10.28	0.16	1.61	1.77
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the six months ended June 30, 2024 (Unaudited)	$11.90	0.10	0.87	0.97
For the year ended December 31, 2023	$10.29	0.17	1.61	1.78
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

94 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$12.89	7.96	%(D)	$360	0.96	%(E)	1.24	%(E)	18	%(D)
(0.13)	—	(0.13)	$11.94	16.84%		$295	0.97%		1.21%		34%
(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

—	—	—	$12.85	8.07	%(D)	$12,924	0.67	%(E)	1.54	%(E)	18	%(D)
(0.16)	—	(0.16)	$11.89	17.21%		$10,635	0.68%		1.45%		34%
(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

—	—	—	$12.87	8.15	%(D)	$17,840	0.55	%(E)	1.65	%(E)	18	%(D)
(0.17)	—	(0.17)	$11.90	17.32%		$16,706	0.56%		1.57%		34%
(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 95

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$22.11	0.09	1.39	1.48
For the year ended December 31, 2023	$17.03	0.05	5.22	5.27
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84

Class I
For the six months ended June 30, 2024 (Unaudited)	$22.44	0.12	1.42	1.54
For the year ended December 31, 2023	$17.28	0.11	5.30	5.41
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91

Class Y
For the six months ended June 30, 2024 (Unaudited)	$22.55	0.14	1.42	1.56
For the year ended December 31, 2023	$17.36	0.12	5.33	5.45
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

96 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	—	$23.59	6.69	%(D)	$35,806	1.16	%(E)	0.75	%(E)	18	%(D)
(0.05)	(0.14)	(0.19)	$22.11	30.19%		$31,797	1.16%		0.26%		60%
—	(0.69)	(0.69)	$17.03	(17.44)%		$28,808	1.16%		(0.09)%		78	%(F)
(0.17)	(2.77)	(2.94)	$21.44	32.91%		$31,064	1.16%		0.44%		55%
(0.05)	—	(0.05)	$18.43	14.30%		$10,207	1.16%		0.33%		76%
—	(0.31)	(0.31)	$16.17	30.41%		$11,049	1.17%		0.46%		45%

—	—	—	$23.98	6.86	%(D)	$445,421	0.87	%(E)	1.05	%(E)	18	%(D)
(0.11)	(0.14)	(0.25)	$22.44	30.56%		$389,017	0.87%		0.59%		60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%		$238,051	0.87%		0.21%		78	%(F)
(0.20)	(2.77)	(2.97)	$21.73	33.39%		$232,051	0.87%		0.61%		55%
(0.10)	—	(0.10)	$18.60	14.57%		$171,263	0.87%		0.62%		76%
—	(0.31)	(0.31)	$16.32	30.77%		$152,591	0.88%		0.75%		45%

—	—	—	$24.11	6.92	%(D)	$52,504	0.75	%(E)	1.17	%(E)	18	%(D)
(0.12)	(0.14)	(0.26)	$22.55	30.69%		$48,858	0.75%		0.66%		60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%		$57,091	0.75%		0.27%		78	%(F)
(0.22)	(2.77)	(2.99)	$21.82	33.55%		$120,283	0.75%		0.64%		55%
(0.12)	—	(0.12)	$18.66	14.70%		$141,244	0.75%		0.74%		76%
—	(0.31)	(0.31)	$16.37	30.96%		$103,963	0.76%		0.86%		45%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 97

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2024 (Unaudited)	$25.99	0.27	2.34	2.61	—
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)

Class I
For the six months ended June 30, 2024 (Unaudited)	$26.93	0.33	2.42	2.75	—
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)

Class Y
For the six months ended June 30, 2024 (Unaudited)	$27.10	0.34	2.44	2.78	—
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36%(H) for Investor, 1.07%(H) for Class I, and 0.95%(H) for Class Y.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2018.

98 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)(F)

—	—	$28.60	10.04	%(G)	$125	1.76	%(H)	1.76	%(H)	1.98	%(H)	18	%(G)
(0.51)	(1.04)	$25.99	12.12%		$123	1.78%		1.78%		1.30%		41%
(1.13)	(1.22)	$24.12	(8.74)%		$127	1.78%		1.78%		0.30%		61%
(3.00)	(3.00)	$27.76	19.03%		$168	1.92%		1.93%		(0.38)%		33%
(0.20)	(0.25)	$25.89	(0.55)%		$162	1.81%		1.82%		0.09%		65%
(1.49)	(1.66)	$26.29	22.74%		$235	1.85%		1.86%		0.51%		54%

—	—	$29.68	10.21	%(G)	$1,651	1.47	%(H)	1.47	%(H)	2.27	%(H)	18	%(G)
(0.51)	(1.12)	$26.93	12.40%		$1,544	1.49%		1.49%		1.64%		41%
(1.13)	(1.30)	$24.96	(8.45)%		$1,604	1.49%		1.49%		0.61%		61%
(3.00)	(3.00)	$28.68	19.40%		$1,792	1.63%		1.64%		(0.08)%		33%
(0.20)	(0.32)	$26.58	(0.27)%		$1,794	1.52%		1.53%		0.39%		65%
(1.49)	(1.72)	$26.98	23.11%		$2,960	1.56%		1.57%		0.84%		54%

—	—	$29.88	10.26	%(G)	$58	1.35	%(H)	1.35	%(H)	2.39	%(H)	18	%(G)
(0.51)	(1.15)	$27.10	12.55%		$59	1.37%		1.37%		1.81%		41%
(1.13)	(1.33)	$25.11	(8.36)%		$22	1.37%		1.37%		0.68%		61%
(3.00)	(3.00)	$28.85	19.55%		$37	1.51%		1.52%		0.08%		33%
(0.20)	(0.35)	$26.69	(0.19)%		$75	1.40%		1.41%		0.57%		65%
(1.49)	(1.75)	$27.10	23.23%		$292	1.44%		1.45%		0.93%		54%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2024, 2023, 2022, 2021, 2020 and 2019 would have been 17%(G), 40%, 46%, 30%, 47% and 42%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(G)	Not annualized.

(H)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 99

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$16.68	0.16	0.86	1.02
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the six months ended June 30, 2024 (Unaudited)	$16.70	0.19	0.86	1.05
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the six months ended June 30, 2024 (Unaudited)	$16.73	0.20	0.86	1.06
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

100 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	—	$17.70	6.12	%(E)	$1,043	1.14	%(F)	1.87	%(F)	18	%(E)
(0.15)	—	(0.15)	$16.68	17.88%		$1,022	1.14%		1.30%		24%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

—	—	—	$17.75	6.29	%(E)	$62,466	0.85	%(F)	2.25	%(F)	18	%(E)
(0.18)	—	(0.18)	$16.70	18.12%		$43,664	0.85%		1.64%		24%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

—	—	—	$17.79	6.34	%(E)	$70,037	0.73	%(F)	2.31	%(F)	18	%(E)
(0.19)	—	(0.19)	$16.73	18.30%		$64,543	0.73%		1.81%		24%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 101

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$9.68	0.27	0.15	0.42
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44

Class I
For the six months ended June 30, 2024 (Unaudited)	$9.69	0.29	0.14	0.43
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48

Class Y
For the six months ended June 30, 2024 (Unaudited)	$9.70	0.29	0.15	0.44
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

102 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.30)	—		(0.30)	$9.80	4.37	%(D)	$32,092	0.81	%(E)	5.65	%(E)	27	%(D)
(0.51)	—		(0.51)	$9.68	8.38%		$25,258	0.81%		5.32%		38%
(0.32)	—		(0.32)	$9.42	(3.57)%		$29,352	0.81%		3.23%		41%
(0.23)	(0.00	)(F)	(0.23)	$10.10	2.42%		$40,035	0.81%		2.26%		48%
(0.30)	—		(0.30)	$10.09	2.87%		$47,059	0.82%		2.68%		72%
(0.38)	(0.00	)(F)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%

(0.31)	—		(0.31)	$9.81	4.51	%(D)	$2,412,939	0.52	%(E)	5.94	%(E)	27	%(D)
(0.54)	—		(0.54)	$9.69	8.91%		$1,541,039	0.52%		5.63%		38%
(0.35)	—		(0.35)	$9.41	(3.38)%		$1,054,124	0.52%		3.55%		41%
(0.26)	(0.00	)(F)	(0.26)	$10.10	2.74%		$1,313,888	0.52%		2.50%		48%
(0.33)	—		(0.33)	$10.09	3.08%		$897,232	0.53%		2.93%		72%
(0.41)	(0.00	)(F)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%

(0.32)	—		(0.32)	$9.82	4.57	%(D)	$49,590	0.40	%(E)	6.06	%(E)	27	%(D)
(0.55)	—		(0.55)	$9.70	9.03%		$48,045	0.40%		5.68%		38%
(0.36)	—		(0.36)	$9.42	(3.27)%		$64,761	0.40%		3.54%		41%
(0.27)	(0.00	)(F)	(0.27)	$10.11	2.85%		$144,787	0.40%		2.68%		48%
(0.34)	—		(0.34)	$10.10	3.29%		$188,175	0.41%		3.09%		72%
(0.42)	(0.00	)(F)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 103

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2024 (Unaudited)	$9.09	0.20	(0.14)	0.06
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73

Class I
For the six months ended June 30, 2024 (Unaudited)	$9.07	0.21	(0.14)	0.07
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76

Class Y
For the six months ended June 30, 2024 (Unaudited)	$9.07	0.21	(0.13)	0.08
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

104 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.21)	—	(0.21)	$8.94	0.72	%(D)	$2,185	0.76	%(E)	4.38	%(E)	14	%(D)
(0.37)	—	(0.37)	$9.09	6.20%		$1,910	0.76%		4.25%		20%
(0.24)	—	(0.24)	$8.92	(12.05)%		$3,572	0.76%		2.36%		40%
(0.21)	—	(0.21)	$10.40	(1.24)%		$10,091	0.76%		1.78%		37%
(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%
(0.25)	—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%

(0.23)	—	(0.23)	$8.91	0.77	%(D)	$1,491,318	0.47	%(E)	4.67	%(E)	14	%(D)
(0.40)	—	(0.40)	$9.07	6.62%		$1,369,268	0.47%		4.64%		20%
(0.27)	—	(0.27)	$8.90	(11.84)%		$526,372	0.47%		2.93%		40%
(0.24)	—	(0.24)	$10.39	(0.99)%		$330,666	0.47%		2.08%		37%
(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%
(0.28)	—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%

(0.23)	—	(0.23)	$8.92	0.95	%(D)	$204,530	0.35	%(E)	4.80	%(E)	14	%(D)
(0.41)	—	(0.41)	$9.07	6.62%		$147,956	0.35%		4.77%		20%
(0.28)	—	(0.28)	$8.91	(11.63)%		$58,932	0.35%		2.94%		40%
(0.26)	—	(0.26)	$10.39	(0.95)%		$58,668	0.35%		2.21%		37%
(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%
(0.29)	—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation

106 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2024:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$221,898,151	$—	$—	$221,898,151
Registered Investment Companies	15,636,936	—	—	15,636,936
Total	$237,535,087	$—	$—	$237,535,087
Small-Mid Cap Fund
Common Stocks*	$1,288,500,478	$—	$—	$1,288,500,478
Registered Investment Companies	77,471,009	—	—	77,471,009
Total	$1,365,971,487	$—	$—	$1,365,971,487
Mid Cap Fund
Common Stocks*	$151,446,545	$—	$—	$151,446,545
Registered Investment Companies	5,907,579	—	—	5,907,579
Total	$157,354,124	$—	$—	$157,354,124
Large Cap Fund
Common Stocks*	$8,268,430,629	$—	$—	$8,268,430,629
Registered Investment Companies	244,856,663	—	—	244,856,663
Total	$8,513,287,292	$—	$—	$8,513,287,292
Large Cap Concentrated Fund
Common Stocks*	$30,233,931	$—	$—	$30,233,931
Registered Investment Companies	863,669	—	—	863,669
Total	$31,097,600	$—	$—	$31,097,600
Select Fund
Common Stocks*	$519,016,011	$—	$—	$519,016,011
Registered Investment Companies	15,672,678	—	—	15,672,678
Total	$534,688,689	$—	$—	$534,688,689

108 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,618,857,747	$—	$—	$1,618,857,747
Treasury	—	39,921,104	—	39,921,104
Registered Investment Companies	547,339,882	—	—	547,339,882
Total	$2,166,197,629	$39,921,104	$—	$2,206,118,733
International Fund
Common Stocks	$34,082,796	$89,326,070	$—	$123,408,866
Registered Investment Companies	17,759,923	—	—	17,759,923
Total	$51,842,719	$89,326,070	$—	$141,168,789
Short Duration Fund
Corporate Credit*	$—	$78,744,269	$—	$78,744,269
Securitized*	—	2,048,247,726	—	2,048,247,726
Treasury	—	124,719,684	—	124,719,684
Registered Investment Companies	384,025,732	—	—	384,025,732
Total	$384,025,732	$2,251,711,679	$—	$2,635,737,411
Core Bond Fund
Corporate Credit*	$—	$315,916,788	$—	$315,916,788
Government Related*	—	923,322	—	923,322
Securitized*	—	1,107,981,019	—	1,107,981,019
Treasury	—	252,368,124	—	252,368,124
Registered Investment Companies	30,921,028	—	—	30,921,028
Total	$30,921,028	$1,677,189,253	$—	$1,708,110,281
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(575,630,145)	$—	$—	$(575,630,145)
Total	$(575,630,145)	$—	$—	$(575,630,145)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2024.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

110 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

As of June 30, 2024, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$23,623,934	$11,377,374	$12,666,272	$24,043,646
Small-Mid Cap Fund	54,627,883	21,210,433	34,489,757	55,700,190
Mid Cap Fund	1,576,737	776,779	836,812	1,613,591
Large Cap Fund	129,765,876	19,138,525	113,667,869	132,806,394
Large Cap Concentrated Fund	—	—	—	—
Select Fund	12,276,851	926,625	11,402,399	12,329,024
Long-Short Fund	455,276,360	467,138,692	—	467,138,692
International Fund	8,078,968	8,104,734	334,552	8,439,286
Short Duration Fund	95,168,743	86,921,925	10,515,000	97,436,925
Core Bond Fund	22,056,804	10,092,048	12,756,003	22,848,051

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 111

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

112 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2024, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$45,965,421	$59,581,784
Small-Mid Cap Fund	166,231,600	339,822,477
Mid Cap Fund	16,183,210	28,215,924
Large Cap Fund	1,019,876,669	1,403,193,585
Large Cap Concentrated Fund	6,315,487	5,088,820
Select Fund	124,597,934	88,533,926
Long-Short Fund	280,547,854	391,689,448
International Fund	35,715,241	21,557,483
Short Duration Fund	1,043,076,936	447,130,922
Core Bond Fund	445,637,315	185,315,736

For the six months ended June 30, 2024, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Long-Short Fund	$—	$80,000,000
Short Duration Fund	10,142,244	15,035,552
Core Bond Fund	41,660,781	42,269,033

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 113

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2024:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$85,769	0.04%
Small-Mid Cap Fund	191,160	0.01%
Mid Cap Fund	10,126	0.01%
Large Cap Fund	891,812	0.01%
Large Cap Concentrated Fund	2,012	0.01%
Select Fund	140,531	0.03%
Long-Short Fund	208,843	0.01%
International Fund	75,189	0.06%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2024, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

114 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

The Funds may invest in one or more Diamond Hill Funds. The Funds’ Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2024, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$17,091

The Small-Mid Cap Fund owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Fund’s holdings in the Short Duration Fund during the six months ended June 30, 2024 is as follows:

Affiliated Fund	Small-Mid Cap Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2023	$9,587,821
Purchases	317,613
Change in Unrealized Appreciation (Depreciation)	120,608
Value, June 30, 2024	$10,026,042
Income Distributions	$317,613

DHCM is a beneficial shareholder of the Large Cap Concentrated and International Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $310,000 in fees during the six months ended June 30, 2024. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Distributions paid from:
Ordinary income	$6,445,738	$20,701,817	$1,449,348	$121,668,987
Long-term capital gains	54,244,792	11,826,150	3,514,875	190,051,996
Total distributions	$60,690,530	$32,527,967	$4,964,223	$311,720,983

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Distributions paid from:
Ordinary income	$384,387	$2,215,170	$38,224,569	$1,188,370
Long-term capital gains	—	285,118	32,515,724	—
Total distributions	$384,387	$2,500,288	$70,740,293	$1,188,370

	Short Duration Fund	Core Bond Fund
Distributions paid from:
Ordinary income	$79,182,219	$46,509,317
Long-term capital gains	—	—
Total distributions	$79,182,219	$46,509,317

The following information was computed on a tax basis for each item as of December 31, 2023:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$93,592,695	$429,575,493	$53,762,707	$2,072,052,862
Undistributed ordinary income	1,433,701	—	—	1,038,721
Undistributed capital gains	6,945,837	—	1,647,212	50,625,696
Post October capital losses	—	(771,433)	—	—
Distributable earnings	$101,972,233	$428,804,060	$55,409,919	$2,123,717,279

116 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on investments	$4,169,812	$138,773,350	$582,399,089	$6,490,567
Undistributed ordinary income	292	312,616	19,563	95,640
Undistributed capital gains	—	3,031,983	6,582,557	—
Accumulated capital and other losses	(784,029)	—	—	(1,317,463)
Distributable earnings	$3,386,075	$142,117,949	$589,001,209	$5,268,744

	Short Duration Fund	Core Bond Fund
Net unrealized depreciation on investments	$(33,623,161)	$(35,391,143)
Accumulated capital and other losses	(17,123,788)	(14,744,170)
Accumulated deficit	$(50,746,949)	$(50,135,313)

As of June 30, 2024, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$162,412,140	$1,087,966,603	$109,213,947	$6,505,789,702
Gross unrealized appreciation	82,873,256	373,698,844	52,373,338	2,189,520,356
Gross unrealized depreciation	(7,750,309)	(95,693,960)	(4,233,161)	(182,022,766)
Net unrealized appreciation on investments	$75,122,947	$278,004,884	$48,140,177	$2,007,497,590

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$26,326,579	$389,229,042	$1,001,144,182	$128,669,770
Gross unrealized appreciation	5,236,048	155,547,581	735,093,454	19,848,105
Gross unrealized depreciation	(465,027)	(10,087,934)	(105,749,048)	(7,349,086)
Net unrealized appreciation on investments	$4,771,021	$145,459,647	$629,344,406	$12,499,019

	Short Duration Fund	Core Bond Fund
Tax cost of investments	$2,650,546,729	$1,766,457,407
Gross unrealized appreciation	25,026,411	12,256,392
Gross unrealized depreciation	(39,835,729)	(70,603,518)
Net unrealized depreciation on investments	$(14,809,318)	$(58,347,126)

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2023, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Large Cap Concentrated Fund	International Fund	Short Duration Fund
No expiration - short-term	$435,060	$1,202,402	$3,594,658
No expiration - long-term	348,969	115,061	13,529,130
	$784,029	$1,317,463	$17,123,788

Core Bond Fund
No expiration - short-term	$4,254,177
No expiration - long-term	10,489,993
$14,744,170

In-Kind Redemption Transactions

During the six months ended June 30, 2024, Small-Mid Cap Fund and Large Cap Fund realized $33,942,468 and $11,927,744, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 28, 2025, unless extended, when any advances are to be repaid. During the six months ended June 30, 2024, no amounts were drawn from the available line.

118 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2024 (Unaudited)

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of June 30, 2024. During the six months ended June 30, 2024, none of the Funds participated as lenders/borrowers in the Interfund Lending Program.

Other Matters

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

Subsequent Events

The Funds evaluated events from June 30, 2024 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, except otherwise noted below.

On July 24, 2024, the Board of Trustees approved the filing of an amendment to the Trust’s Registration Statement for the purpose of registering shares of the Diamond Hill Core Plus Bond Fund.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Other Items
June 30, 2024 (Unaudited)

Proxy Voting

The investment Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2024 | DIAMOND-HILL.COM 121

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

(b) Included in Item (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable (2) Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	August 27, 2024

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 27, 2024